UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

Becky L. Park

Intermediate Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America® Annual report for the year ended August 31, 2023

Invest with the
goal of income
and stability

Intermediate Bond Fund of America seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 2.50% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	1.55%	1.13%	1.09%
Class A shares (reflecting 2.50% maximum sales charge)	–1.27	0.33	0.58

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.37% for Class F-2 shares and 0.62% for Class A shares as of the prospectus dated November 1, 2023 (unaudited). The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s net 30-day yield as of August 31, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 4.72% for Class F-2 shares and 4.31% for Class A shares. The fund’s gross 30-day yield as of that date was 4.71% for Class F-2 shares and 4.29% for Class A shares. The fund’s 12-month distribution rate as of that date was 3.11% for Class F-2 shares and 2.78% for Class A shares. Class A share results reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

5	Investment portfolio

45	Financial statements

71	Board of trustees and other officers

Fellow investors:

Bond markets delivered mixed returns during Intermediate Bond Fund of America’s latest fiscal year as the U.S. Federal Reserve remained steadfast in tightening monetary policy and inflation remained well above its 2% target. Steady economic growth and a strong job market led bond investors to push recession expectations further into the future, driving interest rates on government bonds higher. U.S. Treasury bonds saw modest losses, while investment-grade (BBB/Baa and above) corporate bonds had narrowly positive returns and stock markets rallied. For the 12 months ended August 31, 2023, Class F-2 shares of the fund returned –0.61%.

By comparison, the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index, a broad measure of the market in which the fund invests, gained 0.62%. The fund’s secondary benchmark, the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index, which better fits its investing approach, returned 0.18%. The Lipper Short-Intermediate Investment Grade Debt Funds Average rose 1.34%. Results for other time periods are shown in the table below.

Investors who reinvested monthly dividends totaling about 38 cents a share earned an income return of 3.04% over the past 12 months. For those who took their dividends in cash, the income return was 3.00%. The fund’s share price fell to $12.29 from $12.75.

Bond market overview

Bond market returns were mixed but comparatively stable following historic losses in the fund’s prior fiscal year.

Results at a glance

for periods ended August 31, 2023, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (Since Class A inception)

Intermediate Bond Fund of America (Class F-2 shares)[1]	–0.61%	1.26%	1.27%	4.25%
Intermediate Bond Fund of America (Class A shares)[2]	–0.86	0.99	1.02	3.99
Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index[3,4]	0.62	1.01	1.15	4.55
Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index[4,5]	0.18	0.86	1.29	—
Lipper Short-Intermediate Investment Grade Debt Funds Average[6]	1.34	1.16	1.22	4.58

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Lifetime returns for Class A shares are as of their inception on February 19, 1988.
[3]	Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Source: Bloomberg Index Services Limited.
[4]	The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index. Source: Bloomberg Index Services Limited.
[5]	Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index is a blended index consisting of 75% Bloomberg Government Credit 1-7 Years ex BBB Index (defined in the previous footnote) and 25% Bloomberg U.S. Securitized Index. This latter component is a market value-weighted index that tracks the total return of dollar-denominated mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Source: Bloomberg Index Services Limited.
[6]	Results for the Lipper indexes/averages do not reflect sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. There have been periods when the fund has lagged the average. Source: Refinitiv Lipper.

Unlike mutual fund shares, investments in U.S. Treasuries are guaranteed by the U.S. government as to the payment of principal and interest.

Past results are not predictive of results in future periods.

Intermediate Bond Fund of America	1

Still, U.S. Treasury yields rose across maturities and the yield curve inverted further. The benchmark 10-year Treasury yield rose 93 basis points (bps) to 4.11%, and the 2-year yield ended close to 5%, near its highest level since 2007. U.S. Treasury securities fell as the Fed continued its aggressive battle against inflation, raising its key policy rate by 300 basis points during the fiscal year to a range of 5.25–5.50% — the highest since 2006. The Fed continued tightening despite concerns that stress in the banking sector following the collapse of several U.S. regional banks in early 2023 could squeeze credit availability and push the economy into a recession.

Although an inverted yield curve is often seen as a harbinger of recession, the U.S. economy expanded throughout the fiscal year. U.S. gross domestic product rose an annualized 2.1% in the second quarter of 2023, a fourth consecutive quarter of low-single-digit gains. A robust job market saw nonfarm payrolls expand throughout the year and the unemployment rate end at a modest 3.8%.

Inflation moderated but remained above the Fed’s target. The headline Consumer Price Index (CPI) rose 3.2% in July, down from a 40-year high of 9.1% in June 2022. With inflation declining, Treasury Inflation-Protected Securities (TIPS), a subset of Treasuries pegged to the CPI, lost ground. The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index1 fell 3.68%, while the Bloomberg U.S. Treasury Index2 fell 2.07%.

Riskier parts of the fixed income market, including corporate bonds, were buoyed by strength in the U.S. economy. Investment-grade corporate bonds benefited from solid credit fundamentals and attractive yields. The Bloomberg U.S. Corporate Investment Grade Index3 rose 0.90%, and the Bloomberg U.S. Corporate High Yield Index4 surged 7.16%. Corporate credit spreads — the premium investors are paid for taking on credit risk compared to owning government securities —narrowed. Corporate bond issuance fell as higher Treasury yields drove up the cost of borrowing.

Inside the portfolio

During the fiscal year, portfolio managers maintained their focus on the fund’s role as a stabilizing force in broader portfolios of risk assets. They positioned the fund for a scenario of additional Fed rate hikes, as well as a potential recession that could drive looser monetary policy and a steeper yield curve. Rising interest rates during the year challenged the fund’s capital preservation objective but supported the goal of generating income. Although the persistence of the yield curve inversion was a headwind, it also provided managers with an opportunity to invest in shorter term Treasury securities at attractive valuations.

Broadly speaking, managers increased the fund’s allocation to mortgage-backed securities while trimming exposure to U.S. Treasuries. These mortgage-bond holdings and a modest increase in corporate bond exposure helped position the fund to benefit from continued strength in the U.S. economy. Managers also increased the fund’s duration — a measure of sensitivity to changes in interest rates —as rates rose.

In corporate credit, managers bought the bonds of large money center banks, which became more attractively priced amid the regional bank crisis but were seen as unlikely to come under stress. Managers also found attractive investments in areas such as pharmaceuticals, tobacco, cable and telecommunications. Overall, the fund’s corporate bond exposure contributed to its results relative to the benchmark Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index.

In securitized credit, managers have found attractively valued investments backed by credit card receivables, auto loans, commercial mortgages and other assets. These have tended to be shorter term investments with maturities around one year and attractive spreads to short-dated Treasuries — the highest yielding portion of the Treasury curve. The fund had a significantly larger-than-index weighting to securitized credit, and it was an overall contributor to relative returns. Auto loans, collateralized loan obligations and commercial

[1]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, and have at least $250 million par amount outstanding.
[2]	The Bloomberg U.S. Treasury Index includes public obligations of the U.S. Treasury, i.e. U.S. government bonds. Certain Treasury bills are excluded by a maturity constraint. In addition, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded.
[3]	The Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.
[4]	The Bloomberg U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment-grade debt.

Past results are not predictive of results in future periods.

2	Intermediate Bond Fund of America

mortgage-backed securities were the largest contributors, while mortgage-backed securities detracted.

The fund had a smaller exposure to U.S. Treasuries than the benchmark, which weighed on relative returns. Its holdings of TIPS, which are not a component of the benchmark, also had a negative relative impact as inflation, and inflation expectations, moderated through the year.

Looking ahead

Given an uncertain trajectory for the U.S. economy and monetary policy, portfolio managers are positioning the fund for stability in a variety of outcomes. This conservative approach is consistent with the stabilizing role that the fund is meant to play in an overall portfolio.

With the yield curve becoming more inverted over the past year, managers now view risks as asymmetrical. That is, they believe interest rates may be near their peak and the yield curve may be more likely to steepen than invert further from here. They continued to be positioned for a steeper yield curve, which would be beneficial in a scenario where an economic slowdown prompts the Fed to begin cutting rates.

At the same time, many of the fund’s fixed income holdings stand to benefit from continued economic strength. Managers view the valuations of the fund’s corporate bond and mortgage-backed securities investments as attractive in a scenario of continued growth or even a gradual economic slowdown. They also maintain a modest exposure to TIPS as a hedge against a resurgence of inflation, although managers believe the structural elements that drove inflation to multi-decade highs have receded.

In this challenging time, Intermediate Bond Fund of America will maintain its mission to provide ballast to investors’ portfolios when volatility hits. We appreciate your support and trust in our portfolio management team.

Sincerely,

John R. Queen

President

October 11, 2023

For current information about the fund, visit capitalgroup.com.

Past results are not predictive of results in future periods.

Intermediate Bond Fund of America	3

The value of a long-term perspective

How a hypothetical $10,000 investment has grown (for the period February 19, 1988, to August 31, 2023, with all distributions reinvested)

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment¹; thus, the net amount invested was $9,7482. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

[1]	As outlined in the prospectus, the sales charge on Class A shares is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $250,000 or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 4.75% prior to January 10, 2000, and 3.75% from that date until October 31, 2006.
[3]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Limited.
[4]	Results of the Lipper Short-Intermediate Investment Grade Debt Funds Average do not reflect any sales charges. Lipper Source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. For the number of funds included in the Lipper category for each fund’s lifetime, please refer to the Quarterly Statistical Update, available on our website.
[5]	For the period February 19, 1988, commencement of operations, through August 31, 1988.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2023)

	1 year	5 years	10 years

Class F-2 shares	–0.61%	1.26%	1.27%
Class A shares*	–3.36	0.47	0.76

*	Assumes payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower.

4	Intermediate Bond Fund of America

Investment portfolio August 31, 2023

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	19.70%
AAA/Aaa	52.46
AA/Aa	6.36
A/A	11.87
BBB/Baa	7.94
Short-term securities & other assets less liabilities	1.67
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 98.32%	Principal amount (000)			Value (000)
Mortgage-backed obligations 42.69%
Federal agency mortgage-backed obligations 33.96%
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.2543% 12/17/2053[1]	USD	2,000		$1,515
Fannie Mae Pool #458079 9.00% 11/20/2026[1]		1		1
Fannie Mae Pool #AB4213 3.00% 1/1/2027[1]		621		602
Fannie Mae Pool #AJ9184 3.50% 1/1/2027[1]		1,096		1,066
Fannie Mae Pool #AB4920 3.00% 4/1/2027[1]		4,116		3,973
Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]		2		2
Fannie Mae Pool #AJ3916 3.00% 4/1/2027[1]		—	[2]	—	[2]
Fannie Mae Pool #AX3593 3.00% 6/1/2027[1]		1,888		1,826
Fannie Mae Pool #AO7778 3.00% 7/1/2027[1]		502		484
Fannie Mae Pool #310129 3.50% 7/1/2027[1]		2,475		2,405
Fannie Mae Pool #AB7551 3.00% 1/1/2028[1]		128		123
Fannie Mae Pool #AR9883 3.00% 4/1/2028[1]		125		120
Fannie Mae Pool #AT0321 3.50% 4/1/2028[1]		161		156
Fannie Mae Pool #AT4968 3.00% 5/1/2028[1]		340		326
Fannie Mae Pool #AB9654 3.00% 6/1/2028[1]		2,777		2,667
Fannie Mae Pool #AB9935 3.00% 7/1/2028[1]		2,683		2,574
Fannie Mae Pool #AS0192 3.00% 8/1/2028[1]		4,019		3,856
Fannie Mae Pool #AS0113 3.50% 8/1/2028[1]		1,539		1,490
Fannie Mae Pool #AU6794 3.00% 9/1/2028[1]		10		9
Fannie Mae Pool #AU6682 3.00% 9/1/2028[1]		2		2
Fannie Mae Pool #AU6684 3.50% 9/1/2028[1]		5,733		5,546
Fannie Mae Pool #AS0503 3.50% 9/1/2028[1]		4,745		4,595
Fannie Mae Pool #AU8095 3.50% 9/1/2028[1]		732		709
Fannie Mae Pool #AS0756 3.00% 10/1/2028[1]		3,863		3,704
Fannie Mae Pool #AU7549 3.50% 10/1/2028[1]		2,228		2,158
Fannie Mae Pool #AS1063 3.00% 11/1/2028[1]		6,333		6,065
Fannie Mae Pool #AS0904 3.50% 11/1/2028[1]		3,113		2,983
Fannie Mae Pool #AS1071 3.50% 11/1/2028[1]		2,862		2,743
Fannie Mae Pool #AS0905 3.50% 11/1/2028[1]		2,424		2,323

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AV0637 3.50% 11/1/2028[1]	USD	268	$256
Fannie Mae Pool #AS1296 3.00% 12/1/2028[1]		4,636	4,442
Fannie Mae Pool #AV4997 3.50% 1/1/2029[1]		3,032	2,901
Fannie Mae Pool #AL4843 3.50% 2/1/2029[1]		3,444	3,300
Fannie Mae Pool #AS1641 3.50% 2/1/2029[1]		2,198	2,106
Fannie Mae Pool #AS1639 3.50% 2/1/2029[1]		1,243	1,191
Fannie Mae Pool #AW4349 3.00% 4/1/2029[1]		2	2
Fannie Mae Pool #AW1249 3.00% 5/1/2029[1]		356	335
Fannie Mae Pool #AL5688 3.50% 8/1/2029[1]		5,384	5,159
Fannie Mae Pool #AX1256 3.50% 8/1/2029[1]		502	481
Fannie Mae Pool #AX1293 3.50% 9/1/2029[1]		1,730	1,660
Fannie Mae Pool #AL6368 3.00% 10/1/2029[1]		1,593	1,505
Fannie Mae Pool #AL6140 3.50% 12/1/2029[1]		7,542	7,236
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]		65	63
Fannie Mae Pool #AY2719 3.00% 2/1/2030[1]		129	122
Fannie Mae Pool #AZ3371 3.50% 7/1/2030[1]		3,535	3,387
Fannie Mae Pool #AL7141 3.50% 7/1/2030[1]		1,192	1,142
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]		84	80
Fannie Mae Pool #BM3501 3.00% 4/1/2032[1]		177	170
Fannie Mae Pool #BJ9182 3.00% 5/1/2033[1]		944	883
Fannie Mae Pool #BN3184 3.00% 6/1/2033[1]		263	249
Fannie Mae Pool #BJ6880 3.00% 6/1/2033[1]		22	20
Fannie Mae Pool #695412 5.00% 6/1/2033[1]		4	4
Fannie Mae Pool #MA3463 4.00% 9/1/2033[1]		8,656	8,325
Fannie Mae Pool #BN1087 4.00% 1/1/2034[1]		7	7
Fannie Mae Pool #BK0499 3.00% 12/1/2034[1]		66	61
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		25	24
Fannie Mae Pool #888698 7.00% 10/1/2037[1]		16	17
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		36	36
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		146	146
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		62	61
Fannie Mae Pool #AB1084 5.50% 5/1/2040[1]		102	101
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]		2,611	2,193
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]		2,939	2,464
Fannie Mae Pool #MA4287 2.00% 3/1/2041[1]		33,725	28,354
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]		27,581	23,159
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		239	239
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]		55,841	46,813
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]		13,181	11,066
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]		5,134	4,304
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]		98,716	82,645
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]		8,954	7,551
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		232	221
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		108	107
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		23,585	19,525
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		67	67
Fannie Mae Pool #FS0305 1.50% 1/1/2042[1]		39,904	32,045
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		5,519	4,588
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		130	130
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]		5,230	4,347
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]		1,791	1,489
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]		333	306
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]		162	149
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		45	42
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		75	69
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]		1,543	1,426
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]		548	505
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		71	66
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]		50	46
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]		107	98
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]		846	772
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		33,309	30,385
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]		1,236	1,093
Fannie Mae Pool #AS8583 3.50% 1/1/2047[1]		18,435	16,773
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]		1,509	1,328
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]		726	661
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]		229	210

6	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	USD	106	$97
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]		93	85
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]		47	43
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		48	46
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		1,266	1,192
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]		30,094	27,406
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]		556	506
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		711	669
Fannie Mae Pool #BK4873 5.00% 5/1/2048[1]		217	212
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		951	896
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		296	278
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		145	141
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]		378	359
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]		2,273	2,347
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		8,627	7,874
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]		5,860	5,351
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]		1,531	1,394
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]		7,646	6,991
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]		4,347	3,958
Fannie Mae Pool #CA5333 3.00% 3/1/2050[1]		53,172	46,581
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]		23,039	19,914
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]		5,462	4,954
Fannie Mae Pool #CA5731 3.00% 5/1/2050[1]		44,532	38,741
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]		4,183	3,525
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]		178	155
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		11,685	9,829
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]		93	80
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]		3	2
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		341	296
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]		148	129
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]		9,736	8,124
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]		5,956	5,015
Fannie Mae Pool #FM4969 2.00% 12/1/2050[1]		4,979	3,987
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		1,851	1,484
Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]		5,625	4,953
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]		95	83
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		6,326	5,067
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]		51	44
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]		19,160	16,136
Fannie Mae Pool #BR4075 2.00% 3/1/2051[1]		16,750	13,405
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]		9,707	7,768
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		87	69
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]		22,247	19,486
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]		1,451	1,259
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]		178	155
Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]		41,174	32,896
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]		52	41
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]		3,740	3,123
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]		140	121
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		1,545	1,296
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]		6,520	5,656
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		412	332
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]		9,003	7,557
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]		4,375	3,693
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]		10,126	8,812
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]		4,314	3,757
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]		2,839	2,461
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]		1,247	1,089
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]		27,993	23,772
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]		16,030	13,415
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]		14,523	12,179
Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]		14,386	12,052
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]		6,983	5,848
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]		6,079	5,094
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]		5,491	4,605
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]		5,471	4,592
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]		4,727	3,980

Intermediate Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	USD	6,452	$5,655
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]		1,245	1,086
Fannie Mae Pool #MA5011 6.00% 12/1/2051[1]		79,982	80,224
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		13,166	11,443
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]		2,896	2,509
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]		42,906	34,293
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		23,540	18,806
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]		6,195	4,973
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]		1,685	1,412
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]		4,946	4,334
Fannie Mae Pool #BT8263 4.50% 6/1/2052[1]		50	48
Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]		838	848
Fannie Mae Pool #CB4421 5.50% 8/1/2052[1]		290	286
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]		102,489	94,682
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]		804	763
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		8,111	8,018
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		7,418	7,336
Fannie Mae Pool #BW1209 5.50% 10/1/2052[1]		817	808
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]		3,654	3,468
Fannie Mae Pool #BX3101 5.50% 11/1/2052[1]		186	184
Fannie Mae Pool #BX1043 5.50% 11/1/2052[1]		147	146
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]		20,515	20,281
Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]		74,256	68,604
Fannie Mae Pool #BX6633 5.50% 1/1/2053[1]		3,037	3,002
Fannie Mae Pool #BX5592 5.50% 1/1/2053[1]		1,007	995
Fannie Mae Pool #BX3744 5.50% 1/1/2053[1]		868	858
Fannie Mae Pool #BX0856 5.50% 1/1/2053[1]		29	28
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]		19,171	19,234
Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]		480	482
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		19,906	19,671
Fannie Mae Pool #BX7551 5.50% 2/1/2053[1]		2,587	2,555
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]		9,857	9,887
Fannie Mae Pool #BX9111 5.50% 3/1/2053[1]		2,241	2,213
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]		2,055	2,036
Fannie Mae Pool #BX7555 5.50% 3/1/2053[1]		1,234	1,219
Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]		1,137	1,123
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]		9,835	9,865
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]		33,861	33,442
Fannie Mae Pool #BX9999 5.50% 4/1/2053[1]		3,617	3,573
Fannie Mae Pool #BY3206 5.50% 4/1/2053[1]		2,720	2,687
Fannie Mae Pool #BX8883 5.50% 4/1/2053[1]		2,477	2,446
Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]		1,965	1,941
Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]		1,788	1,766
Fannie Mae Pool #BY0003 5.50% 4/1/2053[1]		1,712	1,695
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]		30,197	30,289
Fannie Mae Pool #CB6597 6.00% 4/1/2053[1]		477	478
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]		6,016	6,160
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]		8,816	8,556
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		22,975	22,691
Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]		2,748	2,715
Fannie Mae Pool #BY2505 5.50% 5/1/2053[1]		2,339	2,310
Fannie Mae Pool #BY3208 5.50% 5/1/2053[1]		2,291	2,263
Fannie Mae Pool #BY3207 5.50% 5/1/2053[1]		1,900	1,876
Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]		1,198	1,183
Fannie Mae Pool #BY1721 6.00% 5/1/2053[1]		6,369	6,394
Fannie Mae Pool #BY2260 6.00% 5/1/2053[1]		1,097	1,100
Fannie Mae Pool #MA5037 4.50% 6/1/2053[1]		6,503	6,173
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]		61,529	60,769
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]		29,613	29,269
Fannie Mae Pool #BY3337 5.50% 6/1/2053[1]		1,266	1,252
Fannie Mae Pool #BY4218 5.50% 6/1/2053[1]		998	986
Fannie Mae Pool #BY5242 5.50% 6/1/2053[1]		44	43
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]		122,169	122,540
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]		31,851	31,948
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]		20,077	20,213
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]		14,435	14,517
Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]		11,237	11,281

8	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW5303 6.00% 6/1/2053[1]	USD	366		$367
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]		22,797		23,254
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]		7,878		8,009
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]		5,778		5,886
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]		22,139		21,014
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]		47,714		46,288
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		99,892		98,661
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]		2,241		2,248
Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]		8,951		8,495
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]		13,154		11,774
Fannie Mae Pool #BM6736 4.50% 11/1/2059[1]		1,432		1,368
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]		8,943		8,006
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]		5,695		5,126
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		10,633		8,886
Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]		2,931		2,488
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		3,441		3,276
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]		86		91
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]		165		174
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]		33		33
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.623% 5/25/2024[1,3]		742		734
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.625% 7/25/2024[1,3]		1,385		1,353
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.624% 11/25/2024[1,3]		752		729
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.06% 9/25/2027[1,3]		5,543		5,193
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036[1]		113		99
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037[1]		382		326
Freddie Mac Pool #G14278 3.50% 10/1/2026[1]		2,808		2,740
Freddie Mac Pool #J17236 3.50% 11/1/2026[1]		586		571
Freddie Mac Pool #ZK3828 3.00% 1/1/2027[1]		734		710
Freddie Mac Pool #G14502 3.00% 2/1/2027[1]		1,385		1,339
Freddie Mac Pool #ZK3899 3.00% 2/1/2027[1]		179		173
Freddie Mac Pool #ZK3929 3.00% 3/1/2027[1]		411		397
Freddie Mac Pool #ZK3934 3.00% 3/1/2027[1]		84		81
Freddie Mac Pool #ZK6134 3.00% 10/1/2028[1]		3,044		2,922
Freddie Mac Pool #ZK6157 3.00% 10/1/2028[1]		2,804		2,691
Freddie Mac Pool #J25843 3.50% 10/1/2028[1]		1,322		1,282
Freddie Mac Pool #ZA3673 3.00% 11/1/2028[1]		5,980		5,729
Freddie Mac Pool #V60341 3.00% 11/1/2028[1]		3,448		3,308
Freddie Mac Pool #ZK6172 3.00% 11/1/2028[1]		1,414		1,354
Freddie Mac Pool #J26473 3.50% 11/1/2028[1]		3,640		3,529
Freddie Mac Pool #J26343 3.50% 11/1/2028[1]		1,282		1,242
Freddie Mac Pool #V60362 3.00% 12/1/2028[1]		2,193		2,104
Freddie Mac Pool #G14942 3.50% 12/1/2028[1]		4,989		4,838
Freddie Mac Pool #V60368 3.50% 12/1/2028[1]		2,474		2,374
Freddie Mac Pool #V60448 3.00% 1/1/2029[1]		2,631		2,525
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]		1,142		1,097
Freddie Mac Pool #ZA3699 3.00% 2/1/2029[1]		4,706		4,510
Freddie Mac Pool #V60493 3.00% 2/1/2029[1]		3,473		3,312
Freddie Mac Pool #J27240 3.50% 2/1/2029[1]		1,744		1,674
Freddie Mac Pool #J27711 3.50% 3/1/2029[1]		184		176
Freddie Mac Pool #ZS8526 3.00% 5/1/2029[1]		26		24
Freddie Mac Pool #J28177 3.50% 5/1/2029[1]		1,254		1,206
Freddie Mac Pool #J28422 3.50% 6/1/2029[1]		1,898		1,821
Freddie Mac Pool #ZS6995 3.00% 8/1/2029[1]		2,713		2,563
Freddie Mac Pool #J28964 3.50% 8/1/2029[1]		584		559
Freddie Mac Pool #J29039 3.50% 8/1/2029[1]		377		362
Freddie Mac Pool #J28885 3.50% 8/1/2029[1]		218		209
Freddie Mac Pool #G15175 3.00% 9/1/2029[1]		5,548		5,249
Freddie Mac Pool #V60616 3.00% 9/1/2029[1]		3,688		3,489
Freddie Mac Pool #ZA3742 3.00% 11/1/2029[1]		4,778		4,514
Freddie Mac Pool #V60622 3.00% 11/1/2029[1]		3,000		2,838
Freddie Mac Pool #V60651 3.00% 11/1/2029[1]		2,399		2,270
Freddie Mac Pool #ZA3750 3.00% 12/1/2029[1]		2,991		2,826
Freddie Mac Pool #J30209 3.50% 12/1/2029[1]		79		76
Freddie Mac Pool #ZK7089 3.00% 1/1/2030[1]		3,170		2,988
Freddie Mac Pool #ZA3774 3.00% 3/1/2030[1]		4,677		4,418

Intermediate Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #J32008 3.00% 6/1/2030[1]	USD	2,516	$2,380
Freddie Mac Pool #J33952 3.00% 3/1/2031[1]		776	734
Freddie Mac Pool #J36382 3.50% 2/1/2032[1]		300	287
Freddie Mac Pool #J36383 3.50% 2/1/2032[1]		178	170
Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]		73	68
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]		2,369	1,997
Freddie Mac Pool #RB5105 2.00% 3/1/2041[1]		50,519	42,624
Freddie Mac Pool #RB5114 2.00% 6/1/2041[1]		46,857	39,331
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]		4,196	3,517
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]		58,215	48,801
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]		90,806	75,798
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]		8,284	6,962
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]		1,363	1,135
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		19,731	16,343
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		6,124	5,091
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		25,619	21,293
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]		1,750	1,452
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		31	30
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]		380	351
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]		529	488
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]		430	396
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]		411	377
Freddie Mac Pool #760012 3.113% 4/1/2045[1,3]		885	856
Freddie Mac Pool #760013 3.194% 4/1/2045[1,3]		468	455
Freddie Mac Pool #760014 2.719% 8/1/2045[1,3]		1,476	1,397
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]		5,332	4,874
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]		1,973	1,800
Freddie Mac Pool #760015 2.568% 1/1/2047[1,3]		2,403	2,245
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		697	635
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]		810	737
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		976	891
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]		717	653
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]		685	625
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]		685	623
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]		545	497
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]		487	444
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]		441	402
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]		280	256
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]		218	199
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]		199	182
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]		6,924	6,524
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]		224	204
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		663	625
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		623	587
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]		302	286
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]		379	346
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]		235	215
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]		193	176
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		967	910
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		1,438	1,390
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		762	735
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		557	537
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]		2,452	2,233
Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]		22,511	20,437
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		679	618
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]		5,364	4,905
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]		5,276	4,825
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]		4,694	4,120
Freddie Mac Pool #RA2457 3.00% 4/1/2050[1]		9,969	8,706
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		361	313
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]		154	133
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]		4,452	3,749
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]		33,195	26,594
Freddie Mac Pool #SD7528 2.00% 11/1/2050[1]		9,038	7,309
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		302	242
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		503	402
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		54,316	43,527

10	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	USD	3,668	$3,063
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]		71	62
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]		15,292	12,850
Freddie Mac Pool #RA5782 2.50% 9/1/2051[1]		6,153	5,135
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]		109,510	95,504
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]		79	68
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]		12,804	11,102
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		4,747	3,801
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		4,157	3,486
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]		4,116	3,456
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]		160	139
Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]		12,365	10,359
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]		14	12
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]		2,911	2,432
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]		26,159	22,877
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]		10,263	9,328
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		1,088	974
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]		57,778	50,391
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]		6,646	5,570
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		789	706
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]		80	74
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]		10,253	9,729
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]		211	200
Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]		63,285	58,464
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]		1,008	956
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]		240	228
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]		144	137
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		66,497	64,546
Freddie Mac Pool #QF0107 5.50% 9/1/2052[1]		885	874
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]		1,403	1,331
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]		96	91
Freddie Mac Pool #QF1573 5.50% 10/1/2052[1]		778	769
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]		24,010	23,717
Freddie Mac Pool #QF3715 5.50% 11/1/2052[1]		826	817
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]		78,162	75,863
Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]		1,189	1,174
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		2,523	2,448
Freddie Mac Pool #QF5387 5.50% 1/1/2053[1]		136	135
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]		195,680	196,305
Freddie Mac Pool #QF8331 5.50% 2/1/2053[1]		2,363	2,336
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]		2,174	2,149
Freddie Mac Pool #QF7073 5.50% 2/1/2053[1]		1,963	1,939
Freddie Mac Pool #QF7774 5.50% 2/1/2053[1]		1,051	1,038
Freddie Mac Pool #QF7483 5.50% 2/1/2053[1]		756	747
Freddie Mac Pool #QF6948 5.50% 2/1/2053[1]		419	414
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]		117,648	118,030
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]		4,923	4,862
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]		14,289	13,870
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]		7,055	6,844
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		39,291	38,806
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]		2,725	2,692
Freddie Mac Pool #QG2749 5.50% 4/1/2053[1]		1,376	1,359
Freddie Mac Pool #QG0979 5.50% 4/1/2053[1]		1,354	1,338
Freddie Mac Pool #QG1387 5.50% 4/1/2053[1]		1,151	1,137
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]		97	92
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]		128,096	126,512
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]		8,264	8,168
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]		2,745	2,712
Freddie Mac Pool #QG3382 5.50% 5/1/2053[1]		1,814	1,792
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]		11,242	11,276
Freddie Mac Pool #SD8328 4.50% 6/1/2053[1]		6,974	6,619
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]		4,639	4,500
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		76,655	75,707
Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]		1,301	1,285
Freddie Mac Pool #QG5097 5.50% 6/1/2053[1]		1,211	1,196
Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]		963	951
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]		60,232	60,415

Intermediate Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	USD	10,366	$10,430
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		9,958	10,041
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]		7,056	7,077
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]		6,399	6,422
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]		4,460	4,520
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]		8,205	8,357
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]		7,023	7,154
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]		6,707	6,868
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]		6,471	6,646
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]		4,469	4,604
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]		3,418	3,493
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]		2,426	2,466
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]		1,787	1,843
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]		72,012	69,859
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		259,522	256,313
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]		20,032	20,096
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]		2,069	1,787
Freddie Mac, Series T041, Class 3A, 4.35% 7/25/2032[1,3]		121	114
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]		817	788
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[1,3]		10,764	10,492
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[1]		500	483
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[1]		26,633	25,494
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[1]		16,457	16,008
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]		17,598	17,012
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 12/25/2025[1]		1,000	954
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 5/25/2026[1]		1,000	937
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026[1]		1,000	949
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027[1]		3,000	2,832
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 8/25/2028[1,3]		3,000	2,883
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]		3,000	2,888
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]		7,250	7,020
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 10/25/2028[1,3]		10,180	9,733
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[1]		8,252	7,789
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029[1]		10,000	9,363
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]		2,113	1,846
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]		44,953	43,892
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]		5,358	4,477
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]		4,990	4,140
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]		3,000	2,491
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]		2,536	2,119
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,3]		1,005	931
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]		1,558	1,440
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 12/25/2032[1]		6,000	5,559
Freddie Mac, Series K155, Class A2, Multi Family, 4.25% 4/25/2033[1]		3,000	2,876
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]		52	44
Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036[1]		325	288
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]		203	181
Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037[1]		79	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]		5,741	5,166
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]		5,446	4,579
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]		1,104	945
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		5,937	5,323
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]		5,828	5,215
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		5,844	4,924
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]		5,693	5,030
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]		2,960	2,596
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		19,034	17,813

12	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	USD	7,348	$6,393
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]		7,700	6,690
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]		2,886	2,689
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		2,633	2,288
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		2,231	1,941
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]		606	565
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]		4,130	3,757
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]		955	906
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]		12,731	11,999
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]		30,354	27,732
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]		17,912	16,226
Government National Mortgage Assn. 2.00% 9/1/2053[1,4]		46,472	38,343
Government National Mortgage Assn. 2.50% 9/1/2053[1,4]		4,267	3,631
Government National Mortgage Assn. 3.00% 9/1/2053[1,4]		80,489	70,783
Government National Mortgage Assn. 3.50% 9/1/2053[1,4]		19,740	17,927
Government National Mortgage Assn. 4.50% 9/1/2053[1,4]		31,042	29,585
Government National Mortgage Assn. 5.50% 9/1/2053[1,4]		142,680	141,242
Government National Mortgage Assn. 2.00% 10/1/2053[1,4]		7,500	6,190
Government National Mortgage Assn. 2.50% 10/1/2053[1,4]		30,580	26,031
Government National Mortgage Assn. 4.00% 10/1/2053[1,4]		7,149	6,668
Government National Mortgage Assn. 4.50% 10/1/2053[1,4]		6,902	6,579
Government National Mortgage Assn. 5.00% 10/1/2053[1,4]		7,313	7,114
Government National Mortgage Assn. Pool #5306 4.50% 2/20/2042[1]		7	6
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]		22,689	21,509
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]		3	3
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]		5	5
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]		7,488	6,282
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		5,444	4,557
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		6,862	5,724
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]		3,539	2,977
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]		6,487	5,427
Government National Mortgage Assn. Pool #MA8151 4.50% 7/20/2052[1]		417	398
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		10,304	7,709
Uniform Mortgage-Backed Security 2.00% 9/1/2038[1,4]		3,450	3,023
Uniform Mortgage-Backed Security 2.50% 9/1/2038[1,4]		2,430	2,186
Uniform Mortgage-Backed Security 3.00% 9/1/2038[1,4]		1,421	1,313
Uniform Mortgage-Backed Security 4.00% 9/1/2038[1,4]		8,000	7,681
Uniform Mortgage-Backed Security 2.00% 10/1/2038[1,4]		6,100	5,353
Uniform Mortgage-Backed Security 2.50% 10/1/2038[1,4]		11,570	10,422
Uniform Mortgage-Backed Security 2.00% 9/1/2053[1,4]		98,692	78,610
Uniform Mortgage-Backed Security 2.50% 9/1/2053[1,4]		46,845	38,815
Uniform Mortgage-Backed Security 3.00% 9/1/2053[1,4]		40,685	35,061
Uniform Mortgage-Backed Security 3.50% 9/1/2053[1,4]		96,396	86,173
Uniform Mortgage-Backed Security 4.00% 9/1/2053[1,4]		148,798	137,359
Uniform Mortgage-Backed Security 4.50% 9/1/2053[1,4]		172,124	163,208
Uniform Mortgage-Backed Security 5.00% 9/1/2053[1,4]		65,801	63,807
Uniform Mortgage-Backed Security 5.50% 9/1/2053[1,4]		644	636
Uniform Mortgage-Backed Security 6.00% 9/1/2053[1,4]		154,382	154,798
Uniform Mortgage-Backed Security 6.50% 9/1/2053[1,4]		105,861	107,523
Uniform Mortgage-Backed Security 2.50% 10/1/2053[1,4]		70,088	58,154
Uniform Mortgage-Backed Security 3.50% 10/1/2053[1,4]		26,393	23,627
Uniform Mortgage-Backed Security 4.00% 10/1/2053[1,4]		14,130	13,057
Uniform Mortgage-Backed Security 4.50% 10/1/2053[1,4]		74,000	70,213
Uniform Mortgage-Backed Security 5.00% 10/1/2053[1,4]		343,384	333,143

Intermediate Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 5.50% 10/1/2053[1,4]	USD	53,893	$53,198
Uniform Mortgage-Backed Security 6.00% 10/1/2053[1,4]		540,285	541,488
Uniform Mortgage-Backed Security 6.50% 10/1/2053[1,4]		1,135,677	1,152,800
			7,981,271

Commercial mortgage-backed securities 4.39%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.466% 11/15/2055[1,3]		3,412	3,336
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039[1,5]		3,500	3,200
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 8/17/2040[1,5]		2,286	2,126
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756% 5/15/2053[1,5]		1,500	1,284
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]		3,750	3,566
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class A5, 5.937% 10/15/2032[1,3]		2,000	2,046
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[1,3]		12,870	13,097
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]		2,000	1,728
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]		5,000	4,423
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]		2,157	1,793
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,5]		13,996	13,064
Barclays Commerical Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.229% 3/15/2037[1,3,5]		2,539	2,337
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052[1]		5,140	4,667
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]		2,202	1,775
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]		2,000	1,531
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]		1,500	1,150
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]		11,000	8,628
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[1]		7,000	5,440
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[1]		1,000	798
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,3]		8,950	7,578
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.593% 5/15/2055[1,3]		14,428	13,059
Benchmark Mortgage Trust, Series 2022-B36, Class A5, 4.47% 7/15/2055[1,3]		2,895	2,686
Benchmark Mortgage Trust, Series 2023-V3, Class A3, 6.363% 7/15/2056[1]		6,433	6,605
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]		1,650	1,432
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,3]		10,757	11,092
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[1,3]		2,661	2,743
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[1,3]		5,500	5,728
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.08% 5/15/2039[1,3,5]		18,453	18,361
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.208% 4/15/2037[1,3,5]		32,015	31,497
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.425% 6/15/2027[1,3,5]		27,203	27,267
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.014% 9/15/2034[1,3,5]		40,644	39,690
BX Trust, Series 2018-GW, Class A, (1-month USD CME Term SOFR + 1.097%) 6.475% 5/15/2035[1,3,5]		1,684	1,670
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.125% 9/15/2036[1,3,5]		50,563	49,259
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.375% 9/15/2036[1,3,5]		5,089	4,918
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.324% 10/15/2036[1,3,5]		47,790	46,623
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.801% 4/15/2037[1,3,5]		12,527	12,484
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.095% 6/15/2038[1,3,5]		28,786	28,254
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.295% 6/15/2038[1,3,5]		5,685	5,593
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.525% 6/15/2038[1,3,5]		2,852	2,806
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.275% 11/15/2038[1,3,5]		22,909	22,511
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.30% 2/15/2039[1,3,5]		18,217	17,818
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.761% 8/15/2039[1,3,5]		8,586	8,597

14	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,5]	USD	8,755	$7,928
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[1]		2,000	1,810
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]		8,609	7,842
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,3,5]		67,170	66,772
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[1,3,5]		14,000	14,209
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[1,3]		1,500	1,415
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[1]		1,600	1,560
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]		5,000	4,569
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]		11,864	11,372
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057[1]		510	427
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[1,5]		46	43
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[1,3]		13,000	12,883
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[1]		1,921	1,893
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 7/15/2047[1]		2,500	2,450
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[1,3]		3,000	2,837
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[1]		1,821	1,762
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]		5,975	5,468
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[1]		2,188	2,133
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]		851	788
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.708% 11/18/2048[1,3]		138	122
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]		2,375	2,207
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]		3,000	2,587
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]		2,760	2,661
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2028[1,5]		9,316	9,441
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]		150	137
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 5/25/2065[1,3,5]		456	437
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.732% 2/25/2068 (6.732% on 1/1/2027)[1,5,6]		4,678	4,622
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.505% 7/15/2038[1,3,5]		17,147	16,998
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.805% 7/15/2038[1,3,5]		2,743	2,708
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]		15,804	15,787
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,5]		1,630	1,558
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,5]		6,935	5,435
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.034%) 6.345% 7/15/2025[1,3,5]		11,435	11,360
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[1,3,5]		1,548	1,489
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]		2,772	2,682
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]		2,581	2,399
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]		4,830	4,383
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]		1,809	1,488
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[1]		2,975	2,321
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.507% 5/17/2038[1,3,5]		29,000	28,831
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038[1,5]		795	740
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class B, 4.927% 11/15/2045[1,3]		5,000	4,878
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[1]		4,313	4,260
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]		5,333	4,800
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]		14,140	11,392
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,5]		1,735	1,301
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[1,5]		16,514	12,906
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,3]		1,000	931

Intermediate Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[1]	USD	1,000	$923
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[1,5]		19,418	16,806
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.226% 4/15/2038[1,3,5]		18,624	18,366
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.148% 8/15/2046[1,3]		1,802	1,795
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 10/15/2046[1,3]		2,846	2,838
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[1]		4,000	3,976
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 4/15/2047[1]		682	677
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 6/15/2047[1]		512	505
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[1]		3,000	2,931
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]		1,500	1,427
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[1]		14,000	13,367
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]		1,000	939
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]		400	372
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.747% 3/15/2049[1,3]		138	121
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,5]		14,718	13,672
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,5]		1,164	1,011
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.574% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,5,6]		12,300	11,178
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.002% 7/15/2036[1,3,5]		12,480	12,210
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.156% 11/15/2038[1,3,5]		37,502	36,790
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.31% 1/15/2039[1,3,5]		38,092	37,304
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[1]		800	768
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[1]		8,750	8,355
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]		3,000	2,868
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,3]		2,779	2,609
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.216% 5/15/2048[1,3]		138	123
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]		4,000	3,808
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]		9,455	8,717
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[1]		4,000	3,906
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]		11,000	10,189
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,5]		1,000	837
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.646% 9/17/2057[1,3]		2,250	2,091
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,3]		8,400	7,982
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.696% 9/15/2058[1,3]		1,690	1,523
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]		1,000	940
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]		5,000	4,551
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.069% 9/15/2046[1,3]		3,250	3,113
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[1,3]		4,900	4,583

16	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[1]	USD	1,500	$1,445
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[1]		9,581	9,346
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.099% 11/15/2027[1,3,5]		19,755	19,780
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 8/5/2027[1,3,5]		2,077	2,091
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 8/5/2027[1,3,5]		891	887
			1,031,002

Collateralized mortgage-backed obligations (privately originated) 4.34%
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, 3.50% 8/27/2046[1,3,5]		418	368
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 6.164% 10/25/2035[1,3]		1,374	1,338
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,5]		11,823	9,471
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,3,5]		4,275	3,999
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,5]		1,517	1,389
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]		13,537	12,350
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,3,5]		16,014	14,233
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,5]		6,519	5,832
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,5]		4,398	4,156
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]		8,820	7,694
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[1,5,6]		2,446	2,287
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,5,6]		1,193	1,154
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,5,6]		15,830	15,409
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,5,6]		16,009	14,589
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049[1,3,5]		1,111	1,037
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[1]		1,255	1,077
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2/25/2031[1,3,5]		3,827	3,737
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,5]		16,684	15,947
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,3,5]		527	490
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,5]		8,963	8,615
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,3,5]		53,448	51,848
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,3,5]		4,600	4,540
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.5853% 12/10/2054[1]		2,463	2,313
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 7/25/2049[1,3,5]		257	227
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,5]		3,140	3,075
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,5]		40,480	37,190
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,5]		1,880	1,695
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,5]		10,000	8,896
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,5,6]		9,731	9,696
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 3/25/2065[1,5]		47	47
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,5]		1,818	1,519
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (30-day Average USD-SOFR + 4.514%) 9.802% 1/25/2024[1,3]		9,200	9,317
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (30-day Average USD-SOFR + 2.714%) 8.002% 5/25/2024[1,3]		4,406	4,440
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.302% 11/25/2024[1,3]		1,183	1,228
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.038% 10/25/2041[1,3,5]		654	652
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.696% 12/25/2042[1,3,5]		9,663	9,813
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.188% 6/25/2043[1,3,5]		4,123	4,143
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,5]		4,068	3,671
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057[1,3,5]		1,209	1,115
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,5]		1,431	1,374
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,3,5]		1,888	1,611
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,5]		12,184	11,876
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]		65	64

Intermediate Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]	USD	71	$73
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]		90	86
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]		98	99
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,5]		10,279	11,038
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]		13,887	15,032
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[1,5]		2,007	2,115
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,5]		2,266	2,213
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,5]		1,987	1,578
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,3,5]		22,647	17,984
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,5]		16,791	13,954
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3, (30-day Average USD-SOFR + 4.664%) 9.952% 10/25/2024[1,3]		40	41
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.102% 4/25/2028[1,3]		1,510	1,581
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.952% 7/25/2028[1,3]		10,677	11,351
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 10.052% 10/25/2028[1,3]		575	604
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA3, Class M1, (30-day Average USD-SOFR + 0.75%) 6.038% 10/25/2033[1,3,5]		867	863
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 6.088% 10/25/2041[1,3,5]		3,980	3,965
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.588% 2/25/2042[1,3,5]		1,856	1,852
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.288% 4/25/2042[1,3,5]		676	681
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.488% 5/25/2042[1,3,5]		1,860	1,881
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.238% 6/25/2042[1,3,5]		3,924	4,013
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.438% 9/25/2042[1,3,5]		1,848	1,865
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.252% 2/25/2050[1,3,5]		1,180	1,184
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.502% 6/27/2050[1,3,5]		5,023	5,417
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.402% 8/25/2050[1,3,5]		4,172	4,642
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.865% 10/25/2050[1,3,5]		1,735	1,760
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,5]		28,069	23,978
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,3,5]		52,804	41,865
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,5]		17,387	15,372
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,5]		21,206	19,969
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039[1,5]		2,598	2,361
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 7/25/2051[1,3,5]		6,644	5,737
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[1,3,5]		3,260	2,589
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,5,6]		26,653	26,890
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,5,6]		19,560	19,327
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 3.50% 8/25/2047[1,3,5]		2,530	2,250
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 9/25/2048[1,3,5]		1,214	1,066
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 5/25/2049[1,3,5]		54	49
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[1,3,5]		12,081	12,111
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[1,3,5]		11,459	11,465
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (7.25% on 4/25/2024)[1,5,6]		8,772	8,789
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]		20,077	19,578

18	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,3,5]	USD	17,922	$16,801
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,5,6]		13,107	12,262
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.279% 11/25/2055[1,3,5]		48,178	47,869
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 3/25/2065[1,3,5]		1,404	1,290
Mill City Mortgage Trust, Series 15-1, Class M3, 3.763% 6/25/2056[1,3,5]		1,448	1,395
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,5]		3,850	3,657
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 8/26/2058[1,3,5]		2,188	2,099
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059[1,3,5]		283	267
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,5]		2,131	1,998
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 1/25/2061[1,3,5]		38	37
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,5]		209	202
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[1,3,5]		5,193	4,929
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[1,3,5]		674	622
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[1,3,5]		1,329	1,251
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,3,5]		42	40
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,5]		1,730	1,638
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,3,5]		1,569	1,513
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[1,3,5]		2,560	2,387
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,5]		3,979	3,684
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.179% 5/25/2055[1,3,5]		50,609	50,414
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD CME Term SOFR + 2.015%) 6.329% 5/25/2055[1,3,5]		3,207	3,191
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,3,5]		15,645	12,404
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, (3-month USD CME Term SOFR + 0.864%) 6.179% 2/25/2060[1,3,5]		4,504	4,057
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,5,6]		10,579	10,607
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,5,6]		3,099	3,088
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,5,6]		11,470	11,459
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,5]		21,732	18,045
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 9/17/2036[1,5]		3,560	3,421
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[1,5]		3,920	3,669
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,5]		1,606	1,470
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,5]		9,544	9,150
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.172% 2/25/2055[1,3,5]		7,070	6,725
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,5]		2,744	2,685
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.545% 8/25/2055[1,3,5]		5,800	4,949
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[1,3,5]		4,905	4,590
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,3,5]		461	455
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[1,3,5]		62	62
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3,5]		3,000	2,898
Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75% 10/25/2056[1,3,5]		3,615	3,407
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.029% 2/25/2057[1,3,5]		623	625
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 4/25/2057[1,3,5]		54	54
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[1,3,5]		7,350	6,959
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,5]		958	908
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,5]		5,575	4,791
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.574% 6/25/2057[1,3,5]		2,600	2,116
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,5]		790	772
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057[1,3,5]		6,209	5,849
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,5]		1,420	1,353
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,5]		7,835	7,097
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[1,3,5]		82	79
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,5]		5,927	5,669
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[1,3,5]		4,670	4,401
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[1,3,5]		2,572	2,452
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,5]		5,935	4,968

Intermediate Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 6.429% 5/25/2058[1,3,5]	USD	3,007	$3,027
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058[1,3,5]		8,287	7,598
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,5]		476	457
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,5]		5,000	4,365
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058[1,3,5]		3,794	3,570
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,5]		4,785	4,092
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,5]		9,244	8,108
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,5]		21,105	19,637
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[1,5]		3,518	2,998
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,5]		22,756	20,400
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[1,5]		2,972	2,911
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[1,3,5]		407	398
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,5,6]		6,731	6,661
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,5,6]		2,164	2,146
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,5,6]		10,320	10,347
			1,020,285

Total mortgage-backed obligations			10,032,558

Corporate bonds, notes & loans 20.23%
Financials 7.25%
AerCap Ireland Capital DAC 1.15% 10/29/2023		1,800	1,786
AerCap Ireland Capital DAC 1.65% 10/29/2024		1,250	1,189
AerCap Ireland Capital DAC 2.45% 10/29/2026		13,813	12,436
AerCap Ireland Capital DAC 5.75% 6/6/2028		5,113	5,073
AerCap Ireland Capital DAC 3.00% 10/29/2028		6,552	5,683
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,6]		15,000	15,371
Allstate Corp. (The) 0.75% 12/15/2025		6,899	6,231
Allstate Corp. (The) 5.25% 3/30/2033		163	160
American Express Co. 4.90% 2/13/2026		10,000	9,874
American International Group, Inc. 5.125% 3/27/2033		190	184
Aon Corp. 2.85% 5/28/2027		10,775	9,929
Aon Corp. 5.35% 2/28/2033		4,612	4,608
Banco Santander, SA 2.746% 5/28/2025		3,000	2,840
Banco Santander, SA 5.147% 8/18/2025		4,000	3,938
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[6]		14,450	14,191
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[6]		845	817
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% % on 10/22/2024)[6]		1,092	1,050
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[6]		18,750	17,740
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[6]		1,900	1,749
Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[6]		5,795	5,689
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]		22,675	22,381
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[6]		12,000	10,743
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]		775	701
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]		9,281	8,914
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]		64,077	63,129
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]		600	512
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[6]		7,018	6,758
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[6]		14,517	14,172
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[5,6]		10,800	10,785
Bank of New York Mellon Corp. 1.60% 4/24/2025		28,000	26,325
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[6]		600	607
Bank of Nova Scotia (The) 4.75% 2/2/2026		12,000	11,795
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[6]		6,535	6,458
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,6]		2,945	2,654
BNP Paribas SA 1.904% 9/30/2028 (USD-SOFR + 1.609% on 9/30/2027)[5,6]		8,703	7,475
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]		7,550	6,323
BPCE 5.15% 7/21/2024[5]		7,545	7,455
BPCE 1.625% 1/14/2025[5]		12,000	11,333
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[5,6]		20,000	19,908
BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[5,6]		1,486	1,150

20	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,6]	USD	3,475	$3,454
Charles Schwab Corp. 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[6]		91	93
Charles Schwab Corp. (The) 1.15% 5/13/2026		1,675	1,492
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[6]		13,941	13,468
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]		1,510	1,429
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[6]		700	624
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[6]		8,784	8,067
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[6]		432	421
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]		9,716	8,028
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]		1,600	1,270
Corebridge Financial, Inc. 3.50% 4/4/2025		8,458	8,134
Corebridge Financial, Inc. 3.65% 4/5/2027		32,226	30,340
Corebridge Financial, Inc. 3.85% 4/5/2029		454	416
Corebridge Financial, Inc. 3.90% 4/5/2032		281	246
Crédit Agricole SA 4.375% 3/17/2025[5]		3,025	2,933
Credit Suisse AG 7.95% 1/9/2025		15,000	15,303
Credit Suisse AG 7.50% 2/15/2028		10,400	11,129
Danske Bank AS 3.875% 9/12/2023[5]		15,000	14,993
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[5,6]		7,500	7,508
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[6]		6,931	7,038
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]		928	814
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]		15,927	14,089
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]		1,775	1,798
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[6]		1,023	792
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[6]		2,400	2,284
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[5,6]		6,500	5,877
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,6]		15,850	15,882
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,6]		12,150	10,788
Fidelity National Information Services, Inc. 1.15% 3/1/2026		9,760	8,788
Fifth Third Bancorp. 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]		3,495	3,539
Fiserv, Inc. 3.20% 7/1/2026		49,500	46,686
Goldman Sachs Group, Inc. 0.657% 9/10/2024 (USD-SOFR + 0.505% on 9/10/2023)[6]		1,205	1,204
Goldman Sachs Group, Inc. 0.925% 10/21/2024 (USD-SOFR + 0.50% on 10/21/2023)[6]		1,430	1,419
Goldman Sachs Group, Inc. 5.70% 11/1/2024		19,175	19,149
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[6]		11,700	11,485
Goldman Sachs Group, Inc. 3.50% 4/1/2025		1,433	1,383
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[6]		10,000	8,971
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]		6,657	5,927
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]		10,265	9,295
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]		17,667	16,528
Goldman Sachs Group, Inc. 2.60% 2/7/2030		12,298	10,385
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]		19,454	15,156
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[6]		4,466	3,615
Guardian Life Global Funding 2.90% 5/6/2024[5]		21,285	20,862
Guardian Life Global Funding 0.875% 12/10/2025[5]		14,800	13,292
Guardian Life Global Funding 1.25% 11/19/2027[5]		925	796
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[6]		2,950	2,830
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[6]		6,150	5,934
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[6]		750	748
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[6]		13,875	13,317
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[6]		16,150	16,977
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[6]		700	661
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]		1,729	1,449
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[6]		14,208	11,262
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]		9,966	7,963
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]		2,000	1,593
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[6]		7,021	7,101
Intercontinental Exchange, Inc. 4.00% 9/15/2027		775	744
Intercontinental Exchange, Inc. 4.35% 6/15/2029		615	590
Intesa Sanpaolo SpA 3.25% 9/23/2024[5]		15,000	14,487
Intesa Sanpaolo SpA 3.875% 7/14/2027[5]		6,179	5,611
JPMorgan Chase & Co. 0.824% 6/1/2025 (USD-SOFR + 0.54% on 6/1/2024)[6]		975	937

Intermediate Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 0.768% 8/9/2025 (USD-SOFR + 0.49% on 8/9/2024)[6]	USD	1,900	$1,806
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[6]		41,750	40,072
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]		2,000	1,889
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[6]		2,575	2,567
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]		9,641	9,099
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[6]		20,000	18,820
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]		10,000	9,759
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]		1,000	895
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[6]		8,144	7,316
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]		1,287	1,182
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[6]		2,586	2,488
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]		435	427
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[6]		295	253
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]		25,000	24,869
JPMorgan Chase & Co. 1.764% 11/19/2031 (USD-SOFR + 1.05% on 11/19/2030)[6]		1,250	979
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[6]		10,300	10,182
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[5,6]		200	198
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]		15,025	13,413
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]		27,510	27,494
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[6]		3,000	2,979
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		139	113
Mastercard, Inc. 4.875% 3/9/2028		6,910	6,937
MetLife, Inc. 5.375% 7/15/2033		2,444	2,435
Metropolitan Life Global Funding I 0.40% 1/7/2024[5]		950	933
Metropolitan Life Global Funding I 0.70% 9/27/2024[5]		934	886
Metropolitan Life Global Funding I 0.95% 7/2/2025[5]		31,676	29,144
Metropolitan Life Global Funding I 3.45% 12/18/2026[5]		1,650	1,557
Metropolitan Life Global Funding I 1.875% 1/11/2027[5]		12,650	11,312
Metropolitan Life Global Funding I 4.40% 6/30/2027[5]		9,400	9,095
Metropolitan Life Global Funding I 5.05% 1/6/2028[5]		10,000	9,938
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[6]		9,398	9,417
Morgan Stanley (USD-SOFR + 0.455%) 5.31% 1/25/2024[3]		2,838	2,838
Morgan Stanley 0.79% 5/30/2025 (USD-SOFR + 0.525% on 5/30/2024)[6]		16,965	16,271
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[6]		2,414	2,344
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[6]		880	830
Morgan Stanley 3.875% 1/27/2026		4,552	4,383
Morgan Stanley 2.63% 2/18/2026 (USD-SOFR + 0.94% on 2/18/2025)[6]		5,045	4,809
Morgan Stanley 2.188% 4/28/2026 (USD-SOFR + 1.99% on 4/28/2025)[6]		3,508	3,308
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]		7,340	7,190
Morgan Stanley 3.125% 7/27/2026		770	721
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[6]		1,000	898
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]		10,000	8,976
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]		1,270	1,128
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]		9,044	8,652
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]		13,862	13,593
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]		53,683	52,670
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[6]		5,550	5,519
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]		17,500	13,462
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[6]		8,826	8,576
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]		16,176	15,911
Nasdaq, Inc. 5.35% 6/28/2028		26,427	26,461
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026)[6]		20,000	17,768
New York Life Global Funding 2.875% 4/10/2024[5]		10,430	10,259
New York Life Global Funding 0.90% 10/29/2024[5]		1,000	949
New York Life Global Funding 2.00% 1/22/2025[5]		24,000	22,890
New York Life Global Funding 0.95% 6/24/2025[5]		3,368	3,110
New York Life Global Funding 0.85% 1/15/2026[5]		10,870	9,804
New York Life Global Funding 4.55% 1/28/2033[5]		1,347	1,278
Nordea Bank ABP 3.60% 6/6/2025[5]		20,000	19,316
Northwestern Mutual Global Funding 0.60% 3/25/2024[5]		1,350	1,314
Northwestern Mutual Global Funding 0.80% 1/14/2026[5]		16,413	14,767

22	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Northwestern Mutual Global Funding 1.75% 1/11/2027[5]	USD	650	$581
PNC Bank, National Association 3.30% 10/30/2024		1,110	1,080
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[6]		15,740	15,684
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[6]		800	786
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[6]		500	493
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]		14,716	14,601
Royal Bank of Canada 4.875% 1/12/2026		15,000	14,830
Royal Bank of Canada 4.90% 1/12/2028		400	394
Royal Bank of Canada 5.00% 2/1/2033		4,682	4,542
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[5,6]		200	200
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[6]		5,835	5,761
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]		400	380
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]		319	310
Sumitomo Mitsui Financial Group, Inc. 2.696% 7/16/2024		17,700	17,233
Sumitomo Mitsui Financial Group, Inc. 0.948% 1/12/2026		866	779
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026		12,317	12,418
Toronto-Dominion Bank 5.156% 1/10/2028		11,770	11,668
Toronto-Dominion Bank 5.523% 7/17/2028		5,550	5,579
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[6]		15,000	14,996
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[6]		10,000	9,599
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[6]		5,425	5,092
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]		112	111
U.S. Bancorp 2.40% 7/30/2024		2,400	2,330
U.S. Bancorp 5.727% 10/21/2026 (USD-SOFR + 1.43% on 10/21/2025)[6]		20,750	20,749
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]		500	478
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[6]		350	349
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[5,6]		960	945
Visa, Inc. 0.75% 8/15/2027		500	433
Wells Fargo & Company 0.805% 5/19/2025 (USD-SOFR + 0.51% on 5/19/2024)[6]		642	618
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[6]		40,324	38,687
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]		18,673	18,061
Wells Fargo & Company 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[6]		10,280	9,673
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]		7,960	7,087
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]		1,978	1,920
Wells Fargo & Company 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]		20,070	19,994
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[6]		2,606	2,453
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]		8,189	7,979
Wells Fargo & Company 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[6]		12,152	11,997
Wells Fargo Bank, N.A. 5.45% 8/7/2026		13,800	13,847
Willis North America, Inc. 4.65% 6/15/2027		10,800	10,466
			1,703,142

Utilities 3.40%
AEP Transmission Co., LLC 3.10% 12/1/2026		7,000	6,594
Alabama Power Co. 3.75% 9/1/2027		5,000	4,775
Ameren Corp. 1.75% 3/15/2028		500	430
American Electric Power Company, Inc. 4.30% 12/1/2028		8,285	7,903
American Transmission Systems, Inc. 2.65% 1/15/2032[5]		5,125	4,203
Avangrid, Inc. 3.20% 4/15/2025		13,439	12,872
Berkshire Hathaway Energy Company 4.60% 5/1/2053		824	681
CenterPoint Energy Houston Electric, LLC 2.40% 9/1/2026		10,000	9,233
CenterPoint Energy, Inc. 1.45% 6/1/2026		1,250	1,124
CenterPoint Energy, Inc. 2.65% 6/1/2031		5,460	4,485
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[5]		4,975	4,580
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[5]		7,150	6,712
CMS Energy Corp. 3.00% 5/15/2026		16,350	15,368
CMS Energy Corp. 3.45% 8/15/2027		3,901	3,639
Commonwealth Edison Co. 2.55% 6/15/2026		8,078	7,554
Connecticut Light and Power Co. (The) 0.75% 12/1/2025		13,912	12,609
Consumers Energy Co. 4.65% 3/1/2028		3,731	3,697

Intermediate Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Consumers Energy Co. 3.80% 11/15/2028	USD	9,225	$8,706
Consumers Energy Co. 4.90% 2/15/2029		15,515	15,414
Consumers Energy Co. 3.60% 8/15/2032		1,505	1,349
Consumers Energy Co. 4.625% 5/15/2033		5,014	4,866
Dominion Energy, Inc. 3.375% 4/1/2030		4,792	4,230
DTE Electric Co. 2.625% 3/1/2031		5,000	4,259
DTE Energy Company 3.00% 3/1/2032		1,050	897
Duke Energy Carolinas, LLC 2.95% 12/1/2026		1,000	942
Duke Energy Florida, LLC 1.75% 6/15/2030		21,619	17,440
Edison International 3.55% 11/15/2024		2,980	2,896
Edison International 4.95% 4/15/2025		4,429	4,366
Edison International 4.125% 3/15/2028		1,469	1,375
Edison International 5.25% 11/15/2028		6,225	6,082
Edison International 6.95% 11/15/2029		125	132
Electricité de France SA 5.70% 5/23/2028[5]		4,425	4,433
Electricité de France SA 6.25% 5/23/2033[5]		1,874	1,930
Electricité de France SA 4.75% 10/13/2035[5]		1,803	1,609
Emera US Finance, LP 2.639% 6/15/2031		400	319
Enel Finance America, LLC 7.10% 10/14/2027[5]		750	784
Enel Finance International NV 1.875% 7/12/2028[5]		3,575	3,022
Entergy Corp. 0.90% 9/15/2025		6,025	5,478
Entergy Corp. 1.90% 6/15/2028		20,000	17,154
Entergy Corp. 2.40% 6/15/2031		425	340
Entergy Louisiana, LLC 0.95% 10/1/2024		1,200	1,139
Entergy Louisiana, LLC 2.40% 10/1/2026		9,647	8,851
Entergy Louisiana, LLC 3.12% 9/1/2027		5,000	4,633
Eversource Energy 1.40% 8/15/2026		17,138	15,247
FirstEnergy Corp. 2.05% 3/1/2025		16,935	15,830
FirstEnergy Corp. 1.60% 1/15/2026		27,768	25,240
FirstEnergy Corp. 2.25% 9/1/2030		1,500	1,205
FirstEnergy Transmission, LLC 4.35% 1/15/2025[5]		3,340	3,254
FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]		29,900	26,277
Florida Power & Light Company 2.85% 4/1/2025		3,250	3,128
Florida Power & Light Company 4.45% 5/15/2026		10,210	10,054
Florida Power & Light Company 5.05% 4/1/2028		750	754
Florida Power & Light Company 4.40% 5/15/2028		23,460	22,969
Florida Power & Light Company 4.80% 5/15/2033		1,889	1,846
Georgia Power Co. 4.65% 5/16/2028		14,700	14,346
Georgia Power Co. 4.95% 5/17/2033		400	387
Gulf Power Co. 3.30% 5/30/2027		528	496
Jersey Central Power & Light Co. 4.30% 1/15/2026[5]		19,979	19,384
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[5]		7,800	7,396
Monongahela Power Co. 3.55% 5/15/2027[5]		28,937	27,135
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025		1,275	1,281
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027		5,000	4,472
Niagara Mohawk Power Corp. 3.508% 10/1/2024[5]		3,100	3,008
Northern States Power Co. 2.25% 4/1/2031		795	659
Oncor Electric Delivery Company, LLC 2.75% 6/1/2024		2,550	2,494
Oncor Electric Delivery Company, LLC 0.55% 10/1/2025		24,275	22,103
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032		320	305
Pacific Gas and Electric Co. 1.70% 11/15/2023		7,070	7,005
Pacific Gas and Electric Co. 3.85% 11/15/2023		4,151	4,133
Pacific Gas and Electric Co. 3.75% 2/15/2024		933	922
Pacific Gas and Electric Co. 3.30% 3/15/2027		25,114	22,907
Pacific Gas and Electric Co. 2.10% 8/1/2027		29,844	25,798
Pacific Gas and Electric Co. 3.00% 6/15/2028		1,850	1,611
Pacific Gas and Electric Co. 6.10% 1/15/2029		740	732
Pacific Gas and Electric Co. 4.55% 7/1/2030		5,000	4,500
Pacific Gas and Electric Co. 2.50% 2/1/2031		34,621	27,048
Pacific Gas and Electric Co. 3.25% 6/1/2031		8,314	6,750
Pacific Gas and Electric Co. 4.40% 3/1/2032		1,000	862
Pacific Gas and Electric Co. 6.40% 6/15/2033		12,068	11,915
Progress Energy, Inc. 7.00% 10/30/2031		840	909
Public Service Company of Colorado 3.70% 6/15/2028		2,799	2,628
Public Service Company of Colorado 1.90% 1/15/2031		1,446	1,150
Public Service Company of Colorado 1.875% 6/15/2031		7,000	5,531
Public Service Electric and Gas Co. 3.00% 5/15/2025		3,734	3,596

24	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Public Service Electric and Gas Co. 0.95% 3/15/2026	USD	5,000	$4,541
Public Service Electric and Gas Co. 2.25% 9/15/2026		7,177	6,630
Public Service Electric and Gas Co. 3.70% 5/1/2028		140	133
Public Service Electric and Gas Co. 3.10% 3/15/2032		925	803
San Diego Gas & Electric Co. 4.95% 8/15/2028		10,000	9,906
Southern California Edison Co. 1.10% 4/1/2024		18,963	18,447
Southern California Edison Co. 1.20% 2/1/2026		20,000	18,191
Southern California Edison Co. 4.90% 6/1/2026		630	626
Southern California Edison Co. 4.70% 6/1/2027		21,466	21,120
Southern California Edison Co. 3.65% 3/1/2028		10,000	9,358
Southern California Edison Co. 5.30% 3/1/2028		88	88
Southern California Edison Co. 2.85% 8/1/2029		21,475	18,917
Southern California Edison Co. 2.25% 6/1/2030		1,565	1,302
Southern California Edison Co. 2.50% 6/1/2031		6,563	5,407
Southern California Edison Co. 2.75% 2/1/2032		14,385	11,901
Southern California Gas Company 2.55% 2/1/2030		4,500	3,832
Southwestern Electric Power Co. 1.65% 3/15/2026		13,068	11,895
Virginia Electric & Power 2.95% 11/15/2026		11,937	11,147
Virginia Electric & Power 2.40% 3/30/2032		499	402
WEC Energy Group, Inc. 0.55% 9/15/2023		20,000	19,970
WEC Energy Group, Inc. 5.15% 10/1/2027		16,650	16,618
WEC Energy Group, Inc. 2.20% 12/15/2028		4,521	3,913
Wisconsin Electric Power Co. 1.70% 6/15/2028		1,800	1,550
Wisconsin Power and Light Co. 1.95% 9/16/2031		100	79
Xcel Energy, Inc. 3.35% 12/1/2026		11,539	10,813
Xcel Energy, Inc. 1.75% 3/15/2027		715	635
Xcel Energy, Inc. 2.60% 12/1/2029		4,000	3,430
Xcel Energy, Inc. 2.35% 11/15/2031		2,858	2,259
			800,285

Health care 2.48%
AbbVie, Inc. 2.60% 11/21/2024		15,428	14,892
AbbVie, Inc. 3.80% 3/15/2025		22,690	22,107
AbbVie, Inc. 2.95% 11/21/2026		1,609	1,507
AbbVie, Inc. 3.20% 11/21/2029		4,575	4,126
Amgen, Inc. 5.25% 3/2/2025		10,000	9,964
Amgen, Inc. 5.507% 3/2/2026		1,000	1,000
Amgen, Inc. 5.15% 3/2/2028		11,195	11,188
Amgen, Inc. 3.00% 2/22/2029		16,721	15,129
Amgen, Inc. 4.05% 8/18/2029		26,300	24,867
Amgen, Inc. 5.25% 3/2/2030		20,869	20,909
Amgen, Inc. 2.00% 1/15/2032		634	498
Amgen, Inc. 5.25% 3/2/2033		373	371
AstraZeneca Finance, LLC 0.70% 5/28/2024		1,300	1,255
AstraZeneca Finance, LLC 1.20% 5/28/2026		35,256	31,836
AstraZeneca Finance, LLC 4.875% 3/3/2028		650	648
AstraZeneca Finance, LLC 1.75% 5/28/2028		5,612	4,873
AstraZeneca PLC 0.70% 4/8/2026		17,903	16,042
Baxter International, Inc. 1.322% 11/29/2024		1,250	1,185
Baxter International, Inc. 1.915% 2/1/2027		1,000	890
Baxter International, Inc. 2.272% 12/1/2028		750	644
Boston Scientific Corp. 3.45% 3/1/2024		7,820	7,726
Boston Scientific Corp. 1.90% 6/1/2025		4,880	4,588
Cencora, Inc. 2.70% 3/15/2031		500	421
Centene Corp. 2.45% 7/15/2028		6,905	5,919
Centene Corp. 2.50% 3/1/2031		8,370	6,673
Centene Corp. 2.625% 8/1/2031		3,290	2,620
Cigna Group (The) 4.125% 11/15/2025		35	34
Cigna Group (The) 1.25% 3/15/2026		13,034	11,782
CVS Health Corp. 3.625% 4/1/2027		5,440	5,152
CVS Health Corp. 1.30% 8/21/2027		20,000	17,228
CVS Health Corp. 5.00% 1/30/2029		7,977	7,862
CVS Health Corp. 3.25% 8/15/2029		1,705	1,525
CVS Health Corp. 5.125% 2/21/2030		10,500	10,347
CVS Health Corp. 5.25% 1/30/2031		7,380	7,295
CVS Health Corp. 1.875% 2/28/2031		3,295	2,588
CVS Health Corp. 5.25% 2/21/2033		251	246

Intermediate Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
CVS Health Corp. 5.30% 6/1/2033	USD	700	$686
Elevance Health, Inc. 2.375% 1/15/2025		33,250	31,809
Elevance Health, Inc. 4.90% 2/8/2026		6,009	5,935
Elevance Health, Inc. 4.10% 5/15/2032		9,244	8,522
Elevance Health, Inc. 4.75% 2/15/2033		3,001	2,908
Eli Lilly and Company 2.75% 6/1/2025		3,857	3,708
Eli Lilly and Company 5.00% 2/27/2026		13,845	13,851
Eli Lilly and Company 3.375% 3/15/2029		206	193
Eli Lilly and Company 4.70% 2/27/2033		3,973	3,968
EMD Finance, LLC 3.25% 3/19/2025[5]		21,792	21,012
GE HealthCare Technologies, Inc. 5.65% 11/15/2027		20,500	20,755
GE HealthCare Technologies, Inc. 5.857% 3/15/2030		500	508
GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025		3,025	2,951
HCA, Inc. 3.125% 3/15/2027		20,875	19,194
HCA, Inc. 5.20% 6/1/2028		825	813
HCA, Inc. 3.375% 3/15/2029		3,459	3,086
HCA, Inc. 2.375% 7/15/2031		3,023	2,388
Humana, Inc. 3.70% 3/23/2029		4,547	4,212
Johnson & Johnson 0.95% 9/1/2027		1,502	1,311
Laboratory Corporation of America Holdings 1.55% 6/1/2026		874	787
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028		7,277	7,082
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033		375	363
Merck & Co., Inc. 2.90% 3/7/2024		11,284	11,133
Merck & Co., Inc. 2.75% 2/10/2025		1,083	1,048
Merck & Co., Inc. 4.05% 5/17/2028		425	415
Merck & Co., Inc. 4.30% 5/17/2030		315	306
Novartis Capital Corp. 2.00% 2/14/2027		715	653
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026		7,660	7,539
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		5,605	5,502
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030		5,105	5,027
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		7,704	7,585
Pfizer, Inc. 2.95% 3/15/2024		225	222
Roche Holdings, Inc. 2.314% 3/10/2027[5]		1,000	918
Roche Holdings, Inc. 1.93% 12/13/2028[5]		1,200	1,039
Roche Holdings, Inc. 2.076% 12/13/2031[5]		800	653
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/2023		5,685	5,675
Takeda Pharmaceutical Company, Ltd. 4.40% 11/26/2023		9,600	9,565
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027		600	601
Thermo Fisher Scientific, Inc. 1.75% 10/15/2028		2,703	2,330
UnitedHealth Group, Inc. 2.375% 8/15/2024		8,045	7,817
UnitedHealth Group, Inc. 5.15% 10/15/2025		11,610	11,608
UnitedHealth Group, Inc. 1.15% 5/15/2026		13,937	12,613
UnitedHealth Group, Inc. 3.70% 5/15/2027		655	630
UnitedHealth Group, Inc. 4.00% 5/15/2029		15,625	14,945
UnitedHealth Group, Inc. 2.00% 5/15/2030		14,760	12,322
UnitedHealth Group, Inc. 4.20% 5/15/2032		3,066	2,898
Zoetis, Inc. 5.40% 11/14/2025		26,775	26,791
Zoetis, Inc. 5.60% 11/16/2032		150	155
			581,969

Communication services 1.38%
AT&T, Inc. 1.70% 3/25/2026		48,964	44,646
AT&T, Inc. 2.30% 6/1/2027		33,074	29,627
AT&T, Inc. 1.65% 2/1/2028		3,896	3,333
AT&T, Inc. 4.35% 3/1/2029		3,353	3,174
AT&T, Inc. 2.75% 6/1/2031		1,547	1,279
AT&T, Inc. 2.25% 2/1/2032		1,638	1,279
AT&T, Inc. 5.40% 2/15/2034		310	301
Charter Communications Operating, LLC 4.50% 2/1/2024		42,050	41,752
Charter Communications Operating, LLC 2.80% 4/1/2031		759	612
Charter Communications Operating, LLC 2.30% 2/1/2032		1,631	1,232
Charter Communications Operating, LLC 4.40% 4/1/2033		10,000	8,812
Comcast Corp. 2.65% 2/1/2030		2,000	1,740
Comcast Corp. 4.80% 5/15/2033		500	489
Meta Platforms, Inc. 3.85% 8/15/2032		350	321
Netflix, Inc. 4.875% 4/15/2028		13,635	13,437
Netflix, Inc. 5.875% 11/15/2028		11,109	11,448

26	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Netflix, Inc. 6.375% 5/15/2029	USD	325	$342
Netflix, Inc. 5.375% 11/15/2029[5]		3,880	3,862
Netflix, Inc. 4.875% 6/15/2030[5]		2,295	2,234
SBA Tower Trust 1.631% 11/15/2026[5]		13,740	11,968
Take-Two Interactive Software, Inc. 3.30% 3/28/2024		416	410
T-Mobile USA, Inc. 3.50% 4/15/2025		19,675	19,031
T-Mobile USA, Inc. 1.50% 2/15/2026		7,500	6,838
T-Mobile USA, Inc. 3.75% 4/15/2027		29,000	27,499
T-Mobile USA, Inc. 2.05% 2/15/2028		950	830
T-Mobile USA, Inc. 4.95% 3/15/2028		317	313
T-Mobile USA, Inc. 4.80% 7/15/2028		28,600	27,975
T-Mobile USA, Inc. 3.875% 4/15/2030		3,534	3,227
T-Mobile USA, Inc. 2.55% 2/15/2031		2,501	2,062
T-Mobile USA, Inc. 2.875% 2/15/2031		500	421
T-Mobile USA, Inc. 5.05% 7/15/2033		185	179
Verizon Communications, Inc. 1.75% 1/20/2031		12,530	9,759
Verizon Communications, Inc. 2.55% 3/21/2031		15,135	12,468
Verizon Communications, Inc. 2.355% 3/15/2032		690	546
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		7,458	7,220
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		24,123	22,633
WarnerMedia Holdings, Inc. 4.054% 3/15/2029		233	214
			323,513

Consumer staples 1.38%
7-Eleven, Inc. 0.80% 2/10/2024[5]		1,180	1,153
7-Eleven, Inc. 0.95% 2/10/2026[5]		12,127	10,896
7-Eleven, Inc. 1.30% 2/10/2028[5]		6,727	5,698
7-Eleven, Inc. 1.80% 2/10/2031[5]		20,977	16,468
Altria Group, Inc. 2.35% 5/6/2025		3,446	3,265
Altria Group, Inc. 4.40% 2/14/2026		8,708	8,520
Altria Group, Inc. 3.40% 5/6/2030		226	199
Altria Group, Inc. 2.45% 2/4/2032		10,444	8,157
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029		11,000	10,904
BAT Capital Corp. 2.789% 9/6/2024		35,000	33,969
BAT Capital Corp. 3.215% 9/6/2026		25,000	23,358
BAT Capital Corp. 6.343% 8/2/2030		4,369	4,399
BAT Capital Corp. 6.421% 8/2/2033		8,886	8,876
BAT International Finance PLC 4.448% 3/16/2028		500	474
BAT International Finance PLC 5.931% 2/2/2029		24,881	24,794
Coca-Cola Company 1.00% 3/15/2028		20,250	17,373
Conagra Brands, Inc. 4.30% 5/1/2024		2,660	2,631
Conagra Brands, Inc. 1.375% 11/1/2027		17,415	14,809
Constellation Brands, Inc. 3.60% 5/9/2024		800	788
Constellation Brands, Inc. 5.00% 2/2/2026		1,000	988
Constellation Brands, Inc. 4.35% 5/9/2027		10,515	10,187
Constellation Brands, Inc. 4.75% 5/9/2032		122	117
Constellation Brands, Inc. 4.90% 5/1/2033		245	236
Keurig Dr Pepper, Inc. 4.417% 5/25/2025		597	586
Nestle Holdings, Inc. 3.35% 9/24/2023[5]		2,000	1,997
Nestle Holdings, Inc. 1.15% 1/14/2027[5]		19,395	17,198
Nestle Holdings, Inc. 1.00% 9/15/2027[5]		700	604
PepsiCo, Inc. 1.625% 5/1/2030		2,236	1,841
PepsiCo, Inc. 1.95% 10/21/2031		11,471	9,372
Philip Morris International, Inc. 1.50% 5/1/2025		12,728	11,953
Philip Morris International, Inc. 5.00% 11/17/2025		8,800	8,753
Philip Morris International, Inc. 5.125% 11/17/2027		22,989	22,958
Philip Morris International, Inc. 4.875% 2/15/2028		11,000	10,865
Philip Morris International, Inc. 5.625% 11/17/2029		2,320	2,347
Philip Morris International, Inc. 5.75% 11/17/2032		281	285
Philip Morris International, Inc. 5.375% 2/15/2033		300	296
Procter & Gamble Company 0.55% 10/29/2025		2,020	1,841
Procter & Gamble Company 4.10% 1/26/2026		10,000	9,867
Procter & Gamble Company 1.00% 4/23/2026		3,286	2,990
Procter & Gamble Company 3.95% 1/26/2028		7,500	7,367
Procter & Gamble Company 1.20% 10/29/2030		1,000	800

Intermediate Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Unilever Capital Corp. 2.60% 5/5/2024	USD	1,200	$1,175
Walmart, Inc. 4.00% 4/15/2026		1,300	1,277
Walmart, Inc. 3.90% 4/15/2028		800	776
			323,407

Consumer discretionary 1.24%
Amazon.com, Inc. 0.45% 5/12/2024		1,325	1,281
Amazon.com, Inc. 4.70% 11/29/2024		30,000	29,824
Amazon.com, Inc. 4.60% 12/1/2025		850	844
Amazon.com, Inc. 1.00% 5/12/2026		1,000	904
Amazon.com, Inc. 3.30% 4/13/2027		875	833
Amazon.com, Inc. 1.20% 6/3/2027		625	551
Amazon.com, Inc. 1.65% 5/12/2028		650	568
American Honda Finance Corp. 0.55% 7/12/2024		13,727	13,155
American Honda Finance Corp. 1.20% 7/8/2025		15,273	14,171
American Honda Finance Corp. 1.00% 9/10/2025		13,000	11,922
American Honda Finance Corp. 1.30% 9/9/2026		7,960	7,110
American Honda Finance Corp. 2.00% 3/24/2028		725	635
BMW US Capital, LLC 3.15% 4/18/2024[5]		13,171	12,966
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[5]		600	592
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[5]		650	617
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[5]		4,569	4,539
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[5]		10,000	9,668
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[5]		3,343	3,320
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[5]		8,975	8,073
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]		2,625	2,489
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[5]		11,271	11,249
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]		7,025	6,076
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[5]		375	302
General Motors Financial Co., Inc. 1.05% 3/8/2024		3,425	3,340
General Motors Financial Co., Inc. 5.40% 4/6/2026		13,440	13,279
Home Depot, Inc. 2.50% 4/15/2027		750	694
Hyundai Capital America 1.80% 10/15/2025[5]		7,423	6,852
Hyundai Capital America 1.30% 1/8/2026[5]		885	802
Hyundai Capital America 1.50% 6/15/2026[5]		20,850	18,663
Hyundai Capital America 2.375% 10/15/2027[5]		745	653
Hyundai Capital America 5.60% 3/30/2028[5]		8,000	7,964
Hyundai Capital America 2.00% 6/15/2028[5]		575	486
Marriott International, Inc. 5.00% 10/15/2027		10,570	10,476
Marriott International, Inc. 4.90% 4/15/2029		4,856	4,731
Mercedes-Benz Finance North America, LLC 0.75% 3/1/2024[5]		1,350	1,317
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]		4,875	4,880
Mercedes-Benz Finance North America, LLC 1.45% 3/2/2026[5]		9,800	8,938
Mercedes-Benz Finance North America, LLC 5.25% 11/29/2027[5]		5,300	5,318
Stellantis Finance US, Inc. 1.711% 1/29/2027[5]		4,050	3,544
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]		5,000	5,007
Toyota Motor Credit Corp. 3.35% 1/8/2024		10,010	9,929
Toyota Motor Credit Corp. 0.45% 1/11/2024		1,500	1,474
Toyota Motor Credit Corp. 2.90% 4/17/2024		5,064	4,977
Toyota Motor Credit Corp. 4.45% 5/18/2026		12,765	12,593
Toyota Motor Credit Corp. 1.125% 6/18/2026		1,770	1,593
Toyota Motor Credit Corp. 1.90% 1/13/2027		3,075	2,784
Toyota Motor Credit Corp. 1.90% 4/6/2028		9,400	8,295
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[5]		9,500	9,469
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[5]		3,086	2,992
			292,739

Industrials 1.11%
Boeing Company 1.95% 2/1/2024		25,000	24,585
Boeing Company 4.875% 5/1/2025		2,500	2,467
Boeing Company 2.75% 2/1/2026		20,292	19,055
Boeing Company 2.196% 2/4/2026		22,066	20,367
Boeing Company 3.25% 2/1/2028		10,621	9,736
Boeing Company 5.15% 5/1/2030		5,531	5,444
Boeing Company 3.625% 2/1/2031		430	384
Canadian Pacific Railway Co. 1.75% 12/2/2026		10,248	9,216
Emerson Electric Co. 1.80% 10/15/2027		6,753	5,991

28	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
General Dynamics Corp. 1.15% 6/1/2026	USD	21,150	$19,114
General Dynamics Corp. 2.25% 6/1/2031		273	229
Honeywell International, Inc. 2.30% 8/15/2024		24,100	23,408
Ingersoll-Rand, Inc. 5.70% 8/14/2033		56	57
L3Harris Technologies, Inc. 5.40% 1/15/2027		15,775	15,819
L3Harris Technologies, Inc. 5.40% 7/31/2033		6,114	6,128
Lockheed Martin Corp. 4.95% 10/15/2025		11,100	11,073
Lockheed Martin Corp. 5.10% 11/15/2027		8,960	9,064
Lockheed Martin Corp. 4.45% 5/15/2028		7,193	7,088
Lockheed Martin Corp. 5.25% 1/15/2033		348	357
Masco Corp. 1.50% 2/15/2028		4,158	3,543
Norfolk Southern Corp. 5.05% 8/1/2030		4,288	4,248
Norfolk Southern Corp. 4.45% 3/1/2033		1,541	1,462
Northrop Grumman Corp. 4.70% 3/15/2033		8,652	8,393
RTX Corp. 5.00% 2/27/2026		4,046	4,030
RTX Corp. 1.90% 9/1/2031		788	618
RTX Corp. 2.375% 3/15/2032		425	342
RTX Corp. 5.15% 2/27/2033		9,788	9,683
Siemens Financieringsmaatschappij NV 0.65% 3/11/2024[5]		1,363	1,329
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[5]		5,147	4,673
Siemens Financieringsmaatschappij NV 1.70% 3/11/2028[5]		625	542
Union Pacific Corp. 3.15% 3/1/2024		9,803	9,683
Union Pacific Corp. 4.75% 2/21/2026		10,000	9,954
Union Pacific Corp. 2.15% 2/5/2027		1,500	1,372
Union Pacific Corp. 2.375% 5/20/2031		382	321
Union Pacific Corp. 2.80% 2/14/2032		537	459
Waste Management, Inc. 4.875% 2/15/2029		10,500	10,423
Waste Management, Inc. 4.625% 2/15/2030		400	391
			261,048

Energy 0.64%
Baker Hughes Holdings, LLC 2.061% 12/15/2026		3,307	2,993
BP Capital Markets America, Inc. 2.721% 1/12/2032		8,700	7,288
BP Capital Markets America, Inc. 4.893% 9/11/2033		6,907	6,725
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		1,840	1,725
Chevron Corp. 1.554% 5/11/2025		10,000	9,412
Chevron Corp. 1.995% 5/11/2027		7,111	6,452
Chevron USA, Inc. 0.687% 8/12/2025		3,543	3,263
Chevron USA, Inc. 1.018% 8/12/2027		2,992	2,599
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[5]		3,329	3,360
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[5]		1,961	1,983
ConocoPhillips Co. 5.05% 9/15/2033		315	313
Continental Resources, Inc. 2.875% 4/1/2032[5]		163	125
Enterprise Products Operating, LLC 5.05% 1/10/2026		20,880	20,788
Enterprise Products Operating, LLC 5.35% 1/31/2033		750	755
EQT Corp. 5.70% 4/1/2028		214	213
Exxon Mobil Corp. 2.019% 8/16/2024		7,299	7,066
Exxon Mobil Corp. 2.992% 3/19/2025		5,000	4,843
Exxon Mobil Corp. 2.61% 10/15/2030		5,550	4,811
Kinder Morgan, Inc. 5.20% 6/1/2033		10,076	9,656
ONEOK, Inc. 5.55% 11/1/2026		8,881	8,887
ONEOK, Inc. 5.65% 11/1/2028		11,486	11,509
ONEOK, Inc. 5.80% 11/1/2030		2,045	2,050
ONEOK, Inc. 6.05% 9/1/2033		10,863	10,952
Pioneer Natural Resources Company 1.125% 1/15/2026		12,333	11,188
Qatar Energy 1.375% 9/12/2026[5]		1,700	1,527
Saudi Arabian Oil Co. 1.625% 11/24/2025[5]		1,920	1,766
Shell International Finance BV 2.00% 11/7/2024		3,200	3,078
TotalEnergies Capital International SA 2.434% 1/10/2025		6,245	6,008
			151,335

Real estate 0.57%
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029		2,285	1,941
American Tower Corp. 1.45% 9/15/2026		4,028	3,571
Corporate Office Properties, LP 2.25% 3/15/2026		3,253	2,941
Corporate Office Properties, LP 2.00% 1/15/2029		4,494	3,544
Corporate Office Properties, LP 2.75% 4/15/2031		1,289	995

Intermediate Bond Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Crown Castle, Inc. 5.00% 1/11/2028	USD	10,045	$9,869
Equinix, Inc. 2.625% 11/18/2024		2,000	1,928
Equinix, Inc. 1.25% 7/15/2025		1,850	1,708
Equinix, Inc. 1.80% 7/15/2027		3,424	2,994
Equinix, Inc. 2.00% 5/15/2028		13,563	11,602
Equinix, Inc. 2.15% 7/15/2030		650	525
Equinix, Inc. 2.50% 5/15/2031		337	273
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028		7,745	6,589
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		228	175
Prologis, LP 4.875% 6/15/2028		21,512	21,305
Prologis, LP 4.75% 6/15/2033		2,891	2,774
Prologis, LP 5.125% 1/15/2034		525	517
Public Storage Operating Co. 1.85% 5/1/2028		2,660	2,311
Public Storage Operating Co. 1.95% 11/9/2028		3,041	2,618
Public Storage Operating Co. 5.125% 1/15/2029		650	650
Scentre Group Trust 1 3.25% 10/28/2025[5]		1,360	1,288
Sun Communities Operating, LP 2.30% 11/1/2028		4,193	3,530
VICI Properties, LP 4.375% 5/15/2025		10,073	9,802
VICI Properties, LP 4.75% 2/15/2028		38,841	36,970
VICI Properties, LP 4.95% 2/15/2030		600	565
WEA Finance, LLC 3.75% 9/17/2024[5]		3,790	3,615
			134,600

Materials 0.41%
Anglo American Capital PLC 5.375% 4/1/2025[5]		10,000	9,905
ArcelorMittal SA 3.60% 7/16/2024		2,058	2,019
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		500	496
Celanese US Holdings, LLC 6.05% 3/15/2025		812	813
Celanese US Holdings, LLC 6.165% 7/15/2027		3,000	3,003
Celanese US Holdings, LLC 6.35% 11/15/2028		13,358	13,402
Celanese US Holdings, LLC 6.33% 7/15/2029		2,500	2,487
Celanese US Holdings, LLC 6.70% 11/15/2033		231	232
EIDP, Inc. 4.50% 5/15/2026		18,721	18,365
EIDP, Inc. 4.80% 5/15/2033		77	74
Glencore Funding, LLC 1.625% 4/27/2026[5]		12,000	10,882
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]		4,072	3,427
Linde, Inc. 1.10% 8/10/2030		4,191	3,311
LYB International Finance III, LLC 1.25% 10/1/2025		1,227	1,120
LYB International Finance III, LLC 2.25% 10/1/2030		1,192	969
Nutrien, Ltd. 5.90% 11/7/2024		716	716
Nutrien, Ltd. 5.95% 11/7/2025		12,790	12,879
Nutrien, Ltd. 4.90% 3/27/2028		10,314	10,086
Sherwin-Williams Company 2.20% 3/15/2032		475	377
Vale Overseas, Ltd. 3.75% 7/8/2030		2,291	2,005
			96,568

Information technology 0.37%
Analog Devices, Inc. 1.70% 10/1/2028		2,731	2,344
Analog Devices, Inc. 2.10% 10/1/2031		182	149
Apple, Inc. 1.80% 9/11/2024		2,200	2,125
Apple, Inc. 0.55% 8/20/2025		1,775	1,632
Apple, Inc. 4.00% 5/10/2028		685	670
Apple, Inc. 3.25% 8/8/2029		10,000	9,315
Broadcom, Inc. 3.15% 11/15/2025		1,650	1,571
Broadcom, Inc. 1.95% 2/15/2028[5]		3,935	3,415
Intel Corp. 4.875% 2/10/2026		10,000	9,950
Intel Corp. 4.875% 2/10/2028		5,313	5,284
Intel Corp. 5.125% 2/10/2030		8,526	8,546
Intel Corp. 5.20% 2/10/2033		5	5
Intuit, Inc. 0.95% 7/15/2025		1,455	1,346
Intuit, Inc. 1.35% 7/15/2027		1,325	1,165
Microsoft Corp. 2.40% 8/8/2026		1,377	1,292
Oracle Corp. 1.65% 3/25/2026		32,540	29,663

30	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Salesforce, Inc. 1.50% 7/15/2028	USD	8,025		$6,908
Salesforce, Inc. 1.95% 7/15/2031		150		122
ServiceNow, Inc. 1.40% 9/1/2030		600		472
				85,974

Total corporate bonds, notes & loans				4,754,580

U.S. Treasury bonds & notes 19.49%
U.S. Treasury 15.95%
U.S. Treasury 0.875% 1/31/2024		1,000		982
U.S. Treasury 2.25% 3/31/2024		9,341		9,173
U.S. Treasury 2.50% 5/15/2024		700		686
U.S. Treasury 3.00% 6/30/2024		61,200		60,018
U.S. Treasury 1.75% 7/31/2024		66,290		64,141
U.S. Treasury 3.00% 7/31/2024		3,750		3,669
U.S. Treasury 3.25% 8/31/2024		51,357		50,295
U.S. Treasury 4.25% 9/30/2024		8,916		8,817
U.S. Treasury 4.375% 10/31/2024		35,201		34,835
U.S. Treasury 2.50% 1/31/2025		50,800		48,974
U.S. Treasury 4.625% 2/28/2025		909,915		903,563
U.S. Treasury 3.875% 3/31/2025		105,824		103,904
U.S. Treasury 2.875% 4/30/2025		20,600		19,898
U.S. Treasury 3.875% 4/30/2025		20,000		19,635
U.S. Treasury 4.25% 5/31/2025		293,154		289,554
U.S. Treasury 4.625% 6/30/2025		227,379		226,121
U.S. Treasury 4.75% 7/31/2025		16,347		16,303
U.S. Treasury 3.125% 8/15/2025		26,000		25,154
U.S. Treasury 3.50% 9/15/2025		11,938		11,626
U.S. Treasury 3.00% 9/30/2025		15,033		14,492
U.S. Treasury 3.00% 10/31/2025		5,076		4,890
U.S. Treasury 4.50% 11/15/2025		3,199		3,180
U.S. Treasury 3.875% 1/15/2026		51,051		50,085
U.S. Treasury 4.00% 2/15/2026		128,538		126,510
U.S. Treasury 0.75% 4/30/2026		67,750		61,270
U.S. Treasury 3.625% 5/15/2026		41,404		40,376
U.S. Treasury 4.50% 7/15/2026		8,050		8,035
U.S. Treasury 4.375% 8/15/2026		20,025		19,930
U.S. Treasury 0.75% 8/31/2026		308		276
U.S. Treasury 0.875% 9/30/2026		5,000		4,487
U.S. Treasury 1.50% 1/31/2027		17,000		15,420
U.S. Treasury 2.375% 5/15/2027		500		465
U.S. Treasury 2.625% 5/31/2027		140,000		131,402
U.S. Treasury 2.75% 7/31/2027		117,340		110,465
U.S. Treasury 4.125% 9/30/2027[7]		215,792		213,786
U.S. Treasury 4.125% 10/31/2027		30,000		29,722
U.S. Treasury 2.25% 11/15/2027		56,000		51,500
U.S. Treasury 3.875% 11/30/2027		41,000		40,244
U.S. Treasury 1.125% 2/29/2028		8,000		6,965
U.S. Treasury 4.00% 2/29/2028		50,211		49,589
U.S. Treasury 3.625% 3/31/2028		10,965		10,658
U.S. Treasury 1.25% 5/31/2028		4,300		3,743
U.S. Treasury 3.625% 5/31/2028		5,561		5,407
U.S. Treasury 1.25% 6/30/2028		16,000		13,901
U.S. Treasury 1.00% 7/31/2028		—	[2]	—	[2]
U.S. Treasury 4.125% 7/31/2028[7]		316,860		314,967
U.S. Treasury 1.125% 8/31/2028		18,000		15,470
U.S. Treasury 1.375% 10/31/2028		84,750		73,454
U.S. Treasury 1.50% 11/30/2028		1,230		1,072
U.S. Treasury 1.375% 12/31/2028		4,599		3,973
U.S. Treasury 2.875% 4/30/2029		10,000		9,305
U.S. Treasury 3.875% 12/31/2029		202,352		198,233
U.S. Treasury 4.00% 2/28/2030		73,321		72,373
U.S. Treasury 0.625% 5/15/2030		2,500		1,983
U.S. Treasury 4.00% 7/31/2030		20,075		19,833
U.S. Treasury 1.625% 5/15/2031		20,000		16,752
U.S. Treasury 1.25% 8/15/2031		3,000		2,423
U.S. Treasury 1.875% 2/15/2032		10,000		8,405
U.S. Treasury 2.875% 5/15/2032		23,343		21,210

Intermediate Bond Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.125% 11/15/2032	USD	1,153		$1,152
U.S. Treasury 3.50% 2/15/2033		6,019		5,731
U.S. Treasury 3.875% 8/15/2033		59,413		58,332
U.S. Treasury 4.50% 8/15/2039[7]		3,781		3,897
U.S. Treasury 1.875% 2/15/2041[7]		1,455		1,010
U.S. Treasury 2.25% 5/15/2041[7]		355		261
U.S. Treasury 3.875% 5/15/2043[7]		3,240		3,013
U.S. Treasury 1.875% 2/15/2051[7]		1,156		714
U.S. Treasury 2.375% 5/15/2051[7]		662		460
U.S. Treasury 4.00% 11/15/2052[7]		71		69
U.S. Treasury 3.625% 5/15/2053[7]		1,114		1,005
				3,749,243

U.S. Treasury inflation-protected securities 3.54%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[8]		141,576		138,595
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[8]		215,973		210,259
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[8]		—	[2]	—	[2]
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[8]		100,519		96,623
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[8]		232,546		218,161
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[8]		29,238		27,044
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[8]		118,157		115,913
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[7,8]		1,518		1,560
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[7,8]		29,703		24,098
				832,253

Total U.S. Treasury bonds & notes				4,581,496

Asset-backed obligations 13.18%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 6.628% 10/20/2031[1,3,5]		1,000		993
ABPCI Direct Lending Fund CLO, Ltd., Series 2020-9, Class A1R, (3-month USD CME Term SOFR + 1.662%) 7.019% 11/18/2031[1,3,5]		1,000		993
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[1,5]		512		512
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[1,5]		914		914
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,5]		1,246		1,250
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,5]		4,265		4,125
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,5]		4,990		4,967
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.654% 4/21/2031[1,3,5]		10,191		10,138
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.076% 7/25/2036[1,3,5]		13,927		14,011
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.52% 1/15/2030[1,3,5]		16,140		16,064
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.52% 10/16/2030[1,3,5]		17,028		16,961
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD CME Term SOFR + 2.112%) 7.42% 10/15/2029[1,3,5]		12,500		12,477
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[1,5]		4,653		4,651
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[1,5]		58		57
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[1,5]		3,921		3,888
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD CME Term SOFR + 0.494%) 5.805% 4/15/2026[1,3]		49,425		49,429
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[1]		140		136
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030[1]		18,488		18,449
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[1,5]		13,419		13,117
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,5]		18,811		18,091
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,5]		4,022		3,902
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.753% 5/26/2031[1,3,5]		2,765		2,751
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]		13,743		13,740

32	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Anchorage Capital CLO, Ltd., Series 2014-4R, Class A, (3-month USD CME Term SOFR + 1.312%) 6.677% 1/28/2031[1,3,5]	USD	208	$207
Apidos CLO, Series 2017-27, Class A1R, (3-month USD CME Term SOFR + 1.192%) 6.50% 7/17/2030[1,3,5]		1,045	1,039
Apidos CLO, Series 2013-12, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.65% 4/15/2031[1,3,5]		1,496	1,490
Apidos CLO, Series 2013-15, Class A1RR (3-month USD CME Term SOFR + 1.272%) 6.598% 4/20/2031[1,3,5]		1,196	1,191
Apidos CLO, Ltd., Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 11.086% 1/20/2036[1,3,5]		750	764
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.527% 1/22/2028[1,3,5]		16,356	16,301
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[1,5]		22,800	22,656
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[1,5]		24,180	23,619
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,5]		15,377	14,425
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,5]		6,742	6,178
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,5]		692	642
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,5]		14,587	14,638
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,5]		26,765	26,783
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[1,5]		16,901	16,574
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[1,5]		13,000	12,823
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,5]		18,450	18,491
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD CME Term SOFR + 1.442%) 6.793% 7/25/2034[1,3,5]		2,000	1,984
Balboa Bay Loan Funding, Ltd., Series 2023-1, Class A, (3-month USD CME Term SOFR + 1.90%) 6.779% 4/20/2035[1,3,5]		2,000	2,002
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.641% 11/20/2030[1,3,5]		18,845	18,807
Ballyrock CLO, Ltd., Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 6.971% 4/25/2036[1,3,5]		1,143	1,148
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,5]		351	345
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,5]		7,000	6,661
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,5]		4,556	4,252
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]		3,244	3,116
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,5]		5,943	5,724
Battalion CLO, Ltd., Series 2018-12, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.088% 5/17/2031[1,3,5]		2,271	2,256
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 6.688% 1/20/2031[1,3,5]		706	703
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 7.231% 4/30/2031[1,3,5]		800	788
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.489% 7/20/2035[1,3,5]		9,873	9,872
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,5]		2,364	2,037
BlueMountain CLO, Ltd., Series 2015-3, Class CR, (3-month USD CME Term SOFR + 2.862%) 8.188% 4/20/2031[1,3,5]		250	220
BlueMountain CLO, Ltd., Series 2018-22, Class C, (3-month USD CME Term SOFR + 2.212%) 7.52% 7/15/2031[1,3,5]		2,300	2,218
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[1]		3,068	3,049
Carlyle Global Market Strategies, CLO, Series 2013-1, Class A1RR, (3-month USD CME Term SOFR + 1.212%) 6.581% 8/14/2030[1,3,5]		532	530

Intermediate Bond Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 6.657% 4/30/2031[1,3,5]	USD	499	$498
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD CME Term SOFR + 1.312%) 6.669% 7/27/2031[1,3,5]		3,045	3,039
CarMax Auto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[1]		3,555	3,547
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[1]		4,773	4,760
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]		19,171	19,123
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[1]		4,322	4,324
CarMax Auto Owner Trust, Series 2023-3, Class A4, 5.26% 2/15/2029[1]		8,980	9,045
Carval CLO, Ltd., Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.462%) 6.773% 10/15/2034[1,3,5]		250	248
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,5]		2,047	2,051
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]		239	228
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,5]		564	564
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]		12,219	10,116
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]		2,459	2,234
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.589% 7/27/2030[1,3,5]		35,685	35,553
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 8.058% 10/15/2034[1,3,5]		4,000	4,007
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.708% 3/22/2035[1,3,5]		2,000	2,007
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]		44,473	40,254
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]		7,010	5,918
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]		33,854	29,782
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]		43,629	42,815
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]		11,395	11,191
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD CME Term SOFR + 1.962%) 7.295% 4/23/2029[1,3,5]		3,500	3,492
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.372%) 6.717% 1/22/2031[1,3,5]		247	246
CIFC Funding, Ltd., CLO, Series 2018-3A, Class A, (3-month USD CME Term SOFR + 1.362%) 6.672% 7/18/2031[1,3,5]		2,300	2,298
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD CME Term SOFR + 0.734%) 6.049% 4/22/2026[1,3]		14,879	14,916
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,5]		3,430	2,995
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,5]		7,903	6,910
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,5]		2,102	1,841
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,5]		3,931	3,388
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD CME Term SOFR + 2.812%) 8.12% 10/15/2029[1,3,5]		400	402
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[1,5]		6,855	6,837
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[1,5]		227	226
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,5]		3,136	3,104
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,5]		4,591	4,543
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[1,5]		7,481	7,482
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,5]		6,529	6,408
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,5]		2,769	2,751
CPS Auto Trust, Series 2023-C, Class B, 5.98% 6/15/2027[1,5]		9,182	9,190
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 9/17/2029[1,5]		2,233	2,229
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,5]		8,190	8,018
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD CME Term SOFR + 2.612%) 7.92% 10/15/2031[1,3,5]		1,000	988
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (3-month USD CME Term SOFR + 0.504%) 5.815% 3/15/2026[1,3]		49,403	49,409
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[1]		5,080	5,039
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 8/17/2026[1]		388	387
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[1,5]		713	709
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[1,5]		550	541
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[1,5]		1,752	1,737
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[1,5]		7,452	7,449
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[1,5]		6,354	6,334
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,5]		9,408	9,396
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[1,5]		10,000	9,717
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,5]		7,442	7,333
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.55% 4/15/2028[1,3,5]		21,939	21,874

34	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Dryden Senior Loan Fund, CLO, Series 2013-28, Class A1LR, (3-month USD CME Term SOFR + 1.462%) 6.826% 8/15/2030[1,3,5]	USD	2,047	$2,043
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.67% 1/15/2031[1,3,5]		3,613	3,604
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD CME Term SOFR + 1.272%) 6.636% 5/15/2031[1,3,5]		1,235	1,228
Dryden Senior Loan Fund, CLO, Series 2019-72, Class CR, (3-month USD CME Term SOFR + 2.112%) 7.476% 5/15/2032[1,3,5]		2,086	2,055
Eaton Vance CDO, Ltd., CLO, Series 2019-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.67% 4/15/2031[1,3,5]		415	413
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]		2,517	2,195
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 7.015% 7/17/2033[1,3,5]		12,000	12,002
Elmwood CLO X, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.302%) 6.628% 10/20/2034[1,3,5]		2,000	1,988
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[1,5]		9,783	9,558
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,5]		4,231	4,152
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,5]		15,396	15,367
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[1]		5,180	5,176
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[1]		1,070	1,070
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[1]		2,641	2,639
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,5]		1,947	1,935
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[1]		1,219	1,215
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[1]		817	802
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]		2,792	2,790
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]		13,665	13,539
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[1]		8,628	8,575
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]		5,806	5,796
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]		4,938	4,933
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]		458	458
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]		416	416
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]		2,286	2,289
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]		7,104	7,009
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]		20,236	18,396
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,5]		1,787	1,593
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[1,5]		17,835	17,845
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,5]		3,022	3,018
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,5]		4,486	4,485
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,5]		474	474
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,5]		320	320
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,5]		1,710	1,649
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,5]		14,819	14,038
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,5]		6,591	5,933
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,5]		12,653	12,491
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,5]		48,949	49,211
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 7.025% 4/23/2036[1,3,5]		2,000	2,001
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.775% 4/23/2036[1,3,5]		984	996
Fortress Credit Opportunities CLO, LLC, Series 2022-17, Class A, (3-month USD CME Term SOFR + 1.37%) 6.678% 1/15/2030[1,3,5]		814	809
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 6.54% 10/15/2030[1,3,5]		1,888	1,883
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,5]		8,579	7,573
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,5]		1,177	1,041
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]		6,988	5,983
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]		4,749	4,395
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,5]		11,821	10,602
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,5]		13,293	11,953
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,5]		33,008	28,638
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,5]		14,698	12,828
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,5]		4,733	4,737
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,5]		585	584
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,5]		529	528
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[1]		4,670	4,643
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]		4,390	4,392
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]		2,560	2,562

Intermediate Bond Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 12/16/2024[1]	USD	57	$57
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[1]		2,875	2,866
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,5]		10,630	10,622
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,5]		6,487	6,637
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,5]		7,050	7,051
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,5]		7,879	7,933
GoldenTree Loan Management US CLO, Ltd., Series 2017-2, Class AR, (3-month USD CME Term SOFR + 1.172%) 6.498% 11/20/2030[1,3,5]		1,186	1,182
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.642% 1/18/2031[1,3,5]		3,461	3,452
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 7.103% 10/25/2034[1,3,5]		2,000	1,971
Greywolf CLO, Ltd., Series 2015-1, Class BR, (3-month USD CME Term SOFR + 2.262%) 7.613% 1/27/2031[1,3,5]		1,800	1,757
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.865% 1/15/2035[1,3,5]		882	901
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 11.315% 1/15/2035[1,3,5]		1,000	982
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD CME Term SOFR + 3.662%) 9.007% 1/22/2031[1,3,5]		286	258
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 6.688% 7/20/2031[1,3,5]		3,299	3,285
Hayfin Kingsland IX, Ltd., CLO, Series 2018-9, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.777% 4/28/2031[1,3,5]		1,962	1,955
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,5]		40,801	38,644
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]		3,904	3,688
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,5]		28,105	26,343
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,5]		14,390	13,819
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]		48,147	42,501
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]		1,580	1,392
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[1,5]		14,882	14,729
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,5]		7,560	7,589
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[1]		11,232	11,193
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]		6,560	6,525
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028[1]		3,626	3,638
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD CME Term SOFR + 1.292%) 6.60% 1/15/2031[1,3,5]		356	354
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 7.273% 7/14/2031[1,3,5]		500	491
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.005% 7/20/2035[1,3,5]		13,951	13,977
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.75% 1/15/2031[1,3,5]		375	373
KKR Financial CLO, Ltd., Series 28, Class A, (3-month USD-LIBOR + 1.14%) 6.692% 3/15/2031[1,3,5,9]		1,218	1,211
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 6.57% 4/15/2031[1,3,5]		1,551	1,544
KKR Financial CLO, Ltd., Series 21, Class B, (3-month USD CME Term SOFR + 1.662%) 6.97% 4/15/2031[1,3,5]		800	781
KKR Financial CLO, Ltd., Series 22-2, Class C, (3-month USD CME Term SOFR + 4.25%) 9.576% 10/20/2031[1,3,5]		1,000	1,015
KKR Financial CLO, Ltd., Series 32, Class A1, (3-month USD CME Term SOFR + 1.582%) 6.893% 1/15/2032[1,3,5]		2,500	2,495
KKR Financial CLO, Ltd., Series 22-43, Class D, (3-month USD CME Term SOFR + 6.12%) 11.428% 7/15/2034[1,3,5]		1,570	1,582
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD CME Term SOFR + 1.472%) 6.798% 10/20/2034[1,3,5]		1,000	992
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,5]		5,723	5,603
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]		9,077	9,046
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,5]		1,600	1,523
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,5]		12,296	12,158
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]		2,602	2,573
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]		2,120	2,115
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,5]		1,759	1,740
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027[1,5]		17,341	17,365

36	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]	USD	656	$652
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,5]		2,111	2,088
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[1,5]		5,730	5,748
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]		1,508	1,485
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]		3,336	3,275
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,5]		1,040	1,048
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]		283	278
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.595% 7/21/2030[1,3,5]		31,376	31,297
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.589% 7/27/2031[1,3,5]		782	778
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD CME Term SOFR + 1.912%) 7.263% 4/25/2032[1,3,5]		800	791
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.72% 4/15/2029[1,3,5]		18,303	18,276
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 2.22%) 7.268% 7/20/2030[1,3,5]		7,400	7,394
Marble Point CLO XI, Ltd., Series 2017-2, Class A, (3-month USD CME Term SOFR + 1.442%) 6.752% 12/18/2030[1,3,5]		1,082	1,077
Marble Point CLO, Ltd., Series 2019-1, Class CR, (3-month USD CME Term SOFR + 2.612%) 7.957% 7/23/2032[1,3,5]		2,400	2,337
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[1]		2,747	2,736
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD CME Term SOFR + 3.562%) 8.888% 7/20/2031[1,3,5]		1,500	1,336
MidOcean Credit CLO, Series 2016-6, Class ARR, (3-month USD CME Term SOFR + 1.332%) 6.658% 4/20/2033[1,3,5]		2,500	2,479
MidOcean Credit CLO, Series 2023-12, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.06% 4/18/2034[1,3,5]		2,000	2,011
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,5]		14,466	14,312
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,5]		25,605	25,473
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.512%) 6.838% 10/20/2030[1,3,5]		452	451
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]		5,807	5,056
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,5]		9,568	8,300
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]		25,471	21,816
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,5]		23,091	19,458
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,5]		8,614	7,253
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,5]		28,788	24,853
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]		12,033	10,486
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]		25,084	22,569
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]		29,741	26,643
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]		76,261	68,257
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.168% 4/20/2062[1,3,5]		19,015	18,715
Neuberger Berman CLO, Ltd., Series 2014-17, Class CR2, (3-month USD CME Term SOFR + 2.262%) 7.607% 4/22/2029[1,3,5]		400	394
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD CME Term SOFR + 1.192%) 6.502% 10/18/2029[1,3,5]		293	291
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]		157,699	136,212
Newark BSL CLO 1, Ltd., Series 2016-1, Class BR, (3-month USD CME Term SOFR + 2.262%) 7.619% 12/21/2029[1,3,5]		1,100	1,098
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.583% 7/25/2030[1,3,5]		9,635	9,574
Northwoods Capital, Ltd., CLO, Series 2018-17, Class D, (3-month USD CME Term SOFR + 3.112%) 8.457% 4/22/2031[1,3,5]		662	592
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.619% 4/20/2035[1,3,5]		750	758
Oaktree CLO, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 2.112%) 7.438% 10/20/2030[1,3,5]		500	487
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.326% 1/20/2035[1,3,5]		4,000	4,016
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 8.076% 1/20/2035[1,3,5]		1,250	1,260
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.688% 7/20/2031[1,3,5]		4,300	4,289

Intermediate Bond Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.543% 4/10/2033[1,3,5]	USD	2,000	$1,988
Octagon Investment Partners 32, Ltd., CLO, Series 2017-1, Class A1R, (3-month USD CME Term SOFR + 1.212%) 6.52% 7/15/2029[1,3,5]		224	224
Octagon Investment Partners XVII, Ltd., CLO, Series 2013-1, Class CR2, (3-month USD CME Term SOFR + 1.962%) 7.313% 1/25/2031[1,3,5]		800	771
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.53% 4/16/2031[1,3,10]		1,500	1,495
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,5]		26,257	25,134
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,5]		817	772
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,5]		14,397	13,820
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,5]		18,732	17,077
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,5]		2,000	1,815
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[1]		201	174
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037[1]		1,708	1,397
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.538% 10/25/2036[1,3,5]		757	757
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.653% 11/25/2028[1,3,5]		9,283	9,287
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.488% 4/20/2029[1,3,5]		6,926	6,893
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD CME Term SOFR + 1.512%) 6.891% 5/20/2029[1,3,5]		6,000	5,951
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.37% 10/15/2029[1,3,5]		15,836	15,762
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.97% 10/15/2029[1,3,5]		8,556	8,397
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.361% 4/15/2030[1,3,5]		9,626	9,570
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 7.131% 4/15/2031[1,3,5]		21,443	21,445
Palmer Square Loan Funding, CLO, Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.75%) 9.061% 4/15/2031[1,3,5]		6,000	6,057
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.096% 7/24/2031[1,3,5]		11,058	11,065
Palmer Square Loan Funding, CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 2.35%) 7.646% 7/24/2031[1,3,5]		7,111	7,131
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 6.57% 10/17/2031[1,3,5]		2,200	2,192
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]		8,182	7,968
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.396% 8/16/2027[1,3,5]		6,898	6,921
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,5]		17,000	17,077
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,5]		18,138	17,976
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,5]		12,879	12,887
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[1]		3,145	2,929
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.01% 4/20/2036[1,3,5]		3,000	3,013
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 8.36% 4/20/2036[1,3,5]		429	434
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.776% 1/20/2031[1,3,5]		16,510	16,532
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 8.926% 1/20/2031[1,3,5]		3,733	3,737
PPM CLO, Ltd., Series 2022-6, Class C, (3-month USD CME Term SOFR + 4.50%) 9.826% 1/20/2031[1,3,5]		2,000	2,019
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,5]		8,348	8,321
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.679% 7/25/2051[1,3,5]		2,490	2,461
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.51% 10/15/2030[1,3,5]		31,029	30,936
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,5]		3,557	3,559
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]		18,272	17,977
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 6.778% 10/20/2030[1,3,5]		1,506	1,504

38	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
RRAM, CLO, Series 2022-24, Class A1, (3-month USD CME Term SOFR + 2.40%) 7.711% 1/15/2032[1,3,5]	USD	4,651	$4,670
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[1]		111	111
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[1]		5,870	5,866
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[1]		9,140	9,123
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[1]		20,390	20,244
Santander Drive Auto Receivables Trust, Series 2023-3, Class A2, 6.08% 8/17/2026[1]		4,180	4,178
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]		6,322	6,188
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[1]		7,545	7,487
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[1]		5,979	5,984
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]		5,592	5,484
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]		4,345	4,334
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[1]		9,971	9,794
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]		7,447	7,431
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]		10,100	9,882
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]		2,072	2,070
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]		11,750	11,549
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]		6,863	6,884
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]		1,595	1,555
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]		9,733	9,470
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]		12,380	12,113
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]		1,162	1,179
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,5]		7,921	7,918
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,5]		9,364	9,334
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,5]		4,777	4,753
Shackleton CLO, Ltd., Series 2014-5R, Class A, (3-month USD CME Term SOFR + 1.362%) 6.731% 5/7/2031[1,3,5]		2,980	2,967
Signal Peak CLO, LLC, Series 2015-1, (3-month USD CME Term SOFR + 1.242%) 6.568% 4/20/2029[1,3,5]		644	641
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.854% 11/15/2052[1,3,5]		4,321	4,335
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]		6,908	5,960
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]		6,567	5,641
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.65% 4/15/2030[1,3,5]		10,677	10,634
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.568% 10/20/2030[1,3,5]		6,554	6,511
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.722% 4/18/2031[1,3,5]		400	398
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 7.822% 4/18/2031[1,3,5]		800	761
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.722% 7/18/2031[1,3,5]		7,500	7,456
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]		10,623	9,574
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]		9,771	7,920
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]		2,731	2,479
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,5]		905	807
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.162%) 6.488% 12/28/2029[1,3,5]		784	779
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.476% 10/20/2031[1,3,5]		19,742	19,785
Stratus Static CLO, Ltd., Series 2022-3, Class C, (3-month USD CME Term SOFR + 4.00%) 9.326% 10/20/2031[1,3,5]		2,000	2,022
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]		23,326	21,424
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 4/20/2035[1,3,5]		17,000	17,048
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 10.92% 10/20/2036[1,3,5]		2,000	2,008
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.443% 10/25/2029[1,3,5]		2,278	2,264
Symphony, Ltd., CLO, Series 2014-15A, Class AR3, (3-month USD CME Term SOFR + 1.342%) 6.65% 1/17/2032[1,3,5]		550	547
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		40,446	40,666
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,5]		4,661	4,125
TCW Gem, Ltd., CLO, Series 2020-1, Class DRR, (3-month USD CME Term SOFR + 3.662%) 8.988% 4/20/2034[1,3,5]		750	713

Intermediate Bond Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Teachers Insurance and Annuity Association of AME, CLO, Series 2016-1, Class AR, (3-month USD CME Term SOFR + 1.462%) 6.788% 7/20/2031[1,3,5]	USD	1,550	$1,543
Telos CLO, Ltd., Series 2013-4, Class AR, (3-month USD CME Term SOFR + 1.502%) 6.81% 1/17/2030[1,3,5]		1,054	1,053
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,5]		3,433	3,033
Textainer Marine Containers, Ltd., Series 2020-3A, Class A, 2.11% 9/20/2045[1,5]		2,812	2,472
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[1,5]		5,765	4,911
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,5]		24,727	21,354
TICP CLO, Ltd., Series 2018-10, Class B, (3-month USD CME Term SOFR + 1.732%) 7.058% 4/20/2031[1,3,5]		800	787
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[1,5]		41,877	40,900
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,5]		26,891	25,009
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[1]		5,888	5,815
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]		8,664	8,649
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[1]		449	449
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,5]		8,346	8,310
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD CME Term SOFR + 3.442%) 8.793% 4/25/2034[1,3,5]		500	461
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.461%) 6.813% 1/25/2035[1,3,5]		2,000	1,980
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.263% 7/20/2036[1,3,5]		1,000	1,014
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]		22,982	19,917
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,5]		3,951	3,476
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,5]		4,918	4,170
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.45% 4/15/2027[1,3,10]		848	845
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,6]		7,000	6,967
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]		17,354	17,201
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[1,6]		8,444	8,189
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[1,6]		14,481	14,262
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,5]		17,745	17,530
Voya, Ltd., CLO, Series 2018-2, Class C1, (3-month USD CME Term SOFR + 2.112%) 7.42% 7/15/2031[1,3,5]		300	287
Voya, Ltd., CLO, Series 2020-2, Class DR, (3-month USD CME Term SOFR + 3.362%) 8.682% 7/19/2034[1,3,5]		665	634
Wellfleet CLO, Ltd., Series 2015-1, Class AR4, (3-month USD CME Term SOFR + 1.152%) 6.478% 7/20/2029[1,3,5]		109	109
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.72% 1/17/2031[1,3,5]		2,674	2,662
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 8.158% 4/15/2034[1,3,5]		700	700
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[1,5]		13,893	13,867
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[1,5]		5,473	5,447
Westlake Automobile Receivables Trust, Series 2021-1, Class C, 0.95% 3/16/2026[1,5]		6,967	6,851
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[1,5]		12,624	12,589
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,5]		7,200	7,168
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,5]		15,000	14,993
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,5]		10,000	10,000
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,5]		16,360	16,348
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,5]		16,800	16,792
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[1,5]		5,360	5,319
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,5]		3,188	3,155
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,5]		2,883	2,847
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,5]		6,261	6,276
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,5]		2,312	2,310
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,5]		1,287	1,283
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 7.22% 7/15/2030[1,3,5]		250	247
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.572% 10/18/2030[1,3,5]		2,014	2,004
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD CME Term SOFR + 2.562%) 7.907% 10/22/2031[1,3,5]		250	244
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 7.571% 4/25/2036[1,3,5]		1,750	1,771

40	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.571% 4/25/2036[1,3,5]	USD	1,000	$1,001
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[1]		10,300	10,203
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]		947	946
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]		758	757
			3,096,695

Bonds & notes of governments & government agencies outside the U.S. 2.35%
Alberta (Province of) 1.875% 11/13/2024		10,000	9,595
Asian Development Bank 4.125% 9/27/2024		23,876	23,567
Asian Development Bank 1.50% 10/18/2024		19,642	18,832
Asian Development Bank 2.50% 11/2/2027		5,573	5,173
Asian Development Bank 2.75% 1/19/2028		4	4
Caisse d’Amortissement de la Dette Sociale 3.375% 3/20/2024[5]		4,545	4,493
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[5]		10,000	9,488
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[5]		10,000	9,116
CPPIB Capital, Inc. 0.50% 9/16/2024[5]		6,052	5,755
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 5.30% 3/11/2026[3,5]		21,879	22,268
CPPIB Capital, Inc. 0.875% 9/9/2026[5]		12,181	10,869
Development Bank of Japan, Inc. 1.75% 2/18/2025[5]		22,926	21,738
Development Bank of Japan, Inc. 1.25% 10/20/2026[5]		25,316	22,600
Development Bank of Japan, Inc. 1.75% 10/20/2031[5]		4,590	3,708
European Investment Bank 2.25% 6/24/2024		2,215	2,159
European Investment Bank 0.75% 10/26/2026		10,357	9,215
Inter-American Development Bank 0.50% 9/23/2024		10,000	9,499
Inter-American Development Bank 1.75% 3/14/2025		1,704	1,620
Inter-American Development Bank 4.50% 5/15/2026		16,808	16,738
Inter-American Development Bank 1.125% 7/20/2028		1	1
International Bank for Reconstruction and Development 1.625% 1/15/2025		3	3
International Bank for Reconstruction and Development 0.75% 3/11/2025		14,923	13,976
International Development Assn. 0.375% 9/23/2025[5]		20,000	18,245
Italy (Republic of) 2.375% 10/17/2024		27,000	25,971
Japan Bank for International Cooperation 2.50% 5/23/2024		12,280	12,006
Japan Bank for International Cooperation 2.875% 4/14/2025		17,670	16,995
Japan Bank for International Cooperation 4.25% 1/26/2026		9,562	9,399
Japan Bank for International Cooperation 1.875% 4/15/2031		9,834	8,072
KfW 0.375% 7/18/2025		20,670	18,999
Kommunalbanken 0.50% 10/21/2024[5]		6,638	6,278
Kommunalbanken 0.375% 9/11/2025[5]		25,000	22,805
Kommuninvest i Sverige Aktiebolag 2.875% 7/3/2024[5]		7,867	7,689
OMERS Finance Trust 3.50% 4/19/2032[5]		4,988	4,490
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[5]		33,960	30,009
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[5]		31,138	29,289
Ontario Teachers’ Finance Trust 2.00% 4/16/2031[5]		5,070	4,156
Poland (Republic of) 4.00% 1/22/2024		4,607	4,578
Poland (Republic of) 3.25% 4/6/2026		472	452
Portuguese Republic 5.125% 10/15/2024		24,000	23,820
PSP Capital, Inc. 1.625% 10/26/2028[5]		22,052	19,068
Qatar (State of) 3.375% 3/14/2024[5]		9,928	9,817
Quebec (Province of) 0.60% 7/23/2025		29,200	26,898
Saskatchewan (Province of) 3.25% 6/8/2027		10,528	9,986
Swedish Export Credit Corp. 3.625% 9/3/2024		22,643	22,198
			551,637

Federal agency bonds & notes 0.21%
Fannie Mae 0.875% 8/5/2030[7]		21,412	16,998
Federal Farm Credit Banks 1.75% 2/14/2025		17,842	17,006
Federal Farm Credit Banks 1.60% 7/13/2033		2,926	2,237
Freddie Mac 0.25% 9/8/2023		6,250	6,244
Tennessee Valley Authority 3.875% 3/15/2028		6,518	6,392
			48,877

Intermediate Bond Fund of America	41

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Municipals 0.17%
California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028		USD	11,085	$9,725

Florida 0.07%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025			11,385	10,590
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027			3,785	3,345
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030			3,805	3,137
				17,072

New York 0.06%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028			15,255	13,427

Total municipals				40,224

Total bonds, notes & other debt instruments (cost: $23,924,279,000)				23,106,067

Preferred securities 0.01%			Shares
Financials 0.01%
CoBank, ACB, Class E, 6.723% noncumulative preferred shares[3,5]			4,000	3,188

Total preferred securities (cost: $3,985,000)				3,188

Short-term securities 16.04%
Money market investments 15.41%
Capital Group Central Cash Fund 5.39%[11,12]			36,203,800	3,620,380

Weighted average yield at acquisition		Principal amount (000)
U.S. Treasury bills 0.63%
U.S. Treasury 11/2/2023[7]	4.530%	USD	150,000	148,638

Total short-term securities (cost: $3,768,901,000)				3,769,018
Total investment securities 114.37% (cost: $27,697,165,000)				26,878,273
Other assets less liabilities (14.37)%				(3,377,546)

Net assets 100.00%				$23,500,727

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2023 (000)
30 Day Federal Funds Futures	Short	74	9/1/2023	USD(29,192)	$22
30 Day Federal Funds Futures	Long	323	11/1/2023	127,380	(10)
30 Day Federal Funds Futures	Short	427	12/1/2023	(168,251)	59
3 Month SOFR Futures	Long	466	3/20/2024	110,209	20
3 Month SOFR Futures	Long	573	9/18/2024	136,252	(332)
2 Year U.S. Treasury Note Futures	Long	48,690	1/4/2024	9,923,250	23,322
5 Year U.S. Treasury Note Futures	Long	63,431	1/4/2024	6,782,162	42,536
10 Year U.S. Treasury Note Futures	Long	22,656	12/29/2023	2,515,524	21,050
10 Year Ultra U.S. Treasury Note Futures	Short	22,504	12/29/2023	(2,612,925)	(24,778)
20 Year U.S. Treasury Bond Futures	Short	9,198	12/29/2023	(1,119,282)	(12,519)
30 Year Ultra U.S. Treasury Bond Futures	Short	520	12/29/2023	(67,324)	(500)
					$48,870

42	Intermediate Bond Fund of America

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay					Upfront premium paid (000)		Unrealized (depreciation) appreciation at 8/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2023 (000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD257,552	$(698)	$—		$(698)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	377,348	(1,010)	—		(1,010)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	515,100	(1,390)	—		(1,390)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	231,800	(3,510)	—		(3,510)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	480,632	(7,170)	—		(7,170)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	519,368	(7,738)	—		(7,738)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	35,882	(553)	—		(553)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	170,100	(2,657)	—		(2,657)
4.912%	Annual	SOFR	Annual	8/24/2025	94,000	228	—		228
4.8189%	Annual	SOFR	Annual	8/25/2025	94,000	65	—		65
4.8195%	Annual	SOFR	Annual	9/1/2025	79,000	75	—		75
SOFR	Annual	3.2015%	Annual	1/19/2033	65,821	3,188	—		3,188
SOFR	Annual	3.1205%	Annual	1/20/2033	65,834	3,604	—		3,604
SOFR	Annual	3.16653%	Annual	1/24/2033	67,942	3,478	—		3,478
SOFR	Annual	3.18606%	Annual	1/24/2033	62,818	3,120	—		3,120
4.0135%	Annual	SOFR	Annual	8/21/2033	7,300	121	—		121
SOFR	Annual	4.061%	Annual	8/24/2033	22,000	(451)	—		(451)
SOFR	Annual	3.9519%	Annual	8/25/2033	22,000	(255)	—		(255)
SOFR	Annual	3.8275%	Annual	9/1/2033	17,900	(25)	—		(25)
SOFR	Annual	3.41%	Annual	7/28/2045	233,400	10,415	—	[2]	10,415
SOFR	Annual	3.045%	Annual	7/27/2050	5,800	544	—		544
						$(619)	$—		$(619)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 8/31/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD367,200	$(5,713)	$(1,994)	$(3,719)

Investments in affiliates12

	Value of affiliate at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 8/31/2023 (000)	Dividend income (000)
Short-term securities 15.41%
Money market investments 15.41%
Capital Group Central Cash Fund 5.39%[11]	$5,542,019	$11,548,233	$13,471,144	$884	$388	$3,620,380	$172,505

Restricted securities10

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.53% 4/16/2031[1,3]	10/28/2022	$1,468	$1,495	.01%
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.45% 4/15/2027[1,3]	10/4/2022	839	845	.00 [13]
Total		$2,307	$2,340	.01%

Intermediate Bond Fund of America	43

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Purchased on a TBA basis.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,245,581,000, which represented 22.32% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $173,523,000, which represented .74% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $2,340,000, which represented .01% of the net assets of the fund.
[11]	Rate represents the seven-day yield at 8/31/2023.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Amount less than .01%.

Refer to the notes to financial statements.

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

Fin. = Finance

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

44	Intermediate Bond Fund of America

Financial statements

Statement of assets and liabilities at August 31, 2023	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $24,077,090)	$23,257,893
Affiliated issuers (cost: $3,620,075)	3,620,380	$26,878,273
Cash		3,077
Receivables for:
Sales of investments	2,145,078
Sales of fund’s shares	20,080
Dividends and interest	120,147
Variation margin on futures contracts	14,480
Variation margin on centrally cleared swap contracts	930	2,300,715
		29,182,065
Liabilities:
Payables for:
Purchases of investments	5,636,152
Repurchases of fund’s shares	23,884
Dividends on fund’s shares	1,197
Investment advisory services	4,751
Services provided by related parties	2,856
Trustees’ deferred compensation	435
Variation margin on futures contracts	9,817
Variation margin on centrally cleared swap contracts	2,183
Other	63	5,681,338
Net assets at August 31, 2023		$23,500,727

Net assets consist of:
Capital paid in on shares of beneficial interest		$26,488,003
Total accumulated loss		(2,987,276)
Net assets at August 31, 2023		$23,500,727

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,912,052 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$8,672,650	705,572	$12.29
Class C	31,674	2,582	12.27
Class T	9	1	12.29
Class F-1	114,308	9,299	12.29
Class F-2	2,277,636	185,303	12.29
Class F-3	1,470,363	119,670	12.29
Class 529-A	391,013	31,811	12.29
Class 529-C	4,886	398	12.26
Class 529-E	11,578	942	12.29
Class 529-T	11	1	12.29
Class 529-F-1	9	1	12.29
Class 529-F-2	103,242	8,398	12.29
Class 529-F-3	9	1	12.29
Class R-1	4,342	354	12.27
Class R-2	72,688	5,926	12.27
Class R-2E	7,036	573	12.27
Class R-3	112,133	9,123	12.29
Class R-4	97,799	7,956	12.29
Class R-5E	12,973	1,055	12.29
Class R-5	24,497	1,993	12.29
Class R-6	10,091,871	821,093	12.29

Refer to the notes to financial statements.

Intermediate Bond Fund of America	45

Financial statements (continued)

Statement of operations for the year ended August 31, 2023	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$692,615
Dividends (includes $172,505 from affiliates)	172,717	$865,332
Fees and expenses*:
Investment advisory services	54,003
Distribution services	26,700
Transfer agent services	14,598
Administrative services	7,461
529 plan services	320
Reports to shareholders	681
Registration statement and prospectus	542
Trustees’ compensation	143
Auditing and legal	197
Custodian	78
Other	42
Total fees and expenses before waiver	104,765
Less waiver of fees and expenses:
Investment advisory services waiver	1,946
Total fees and expenses after waiver		102,819
Net investment income		762,513

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(1,012,377)
Affiliated issuers	884
Futures contracts	(468,777)
Swap contracts	136,276	(1,343,994)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	460,388
Affiliated issuers	388
Futures contracts	73,997
Swap contracts	(146,498)	388,275
Net realized loss and unrealized appreciation		(955,719)

Net decrease in net assets resulting from operations		$(193,206)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

46	Intermediate Bond Fund of America

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Year ended August 31,
	2023	2022
Operations:
Net investment income	$762,513	$575,900
Net realized loss	(1,343,994)	(851,106)
Net unrealized appreciation (depreciation)	388,275	(1,708,844)
Net decrease in net assets resulting from operations	(193,206)	(1,984,050)

Distributions paid or accrued to shareholders	(747,916)	(572,931)

Net capital share transactions	(1,956,734)	(2,740,311)

Total decrease in net assets	(2,897,856)	(5,297,292)

Net assets:
Beginning of year	26,398,583	31,695,875
End of year	$23,500,727	$26,398,583

Refer to the notes to financial statements.

Intermediate Bond Fund of America	47

Notes to financial statements

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

48	Intermediate Bond Fund of America

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Intermediate Bond Fund of America	49

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,032,558	$—	$10,032,558
Corporate bonds, notes & loans	—	4,754,580	—	4,754,580
U.S. Treasury bonds & notes	—	4,581,496	—	4,581,496
Asset-backed obligations	—	3,096,695	—	3,096,695
Bonds & notes of governments & government agencies outside the U.S.	—	551,637	—	551,637
Federal agency bonds & notes	—	48,877	—	48,877
Municipals	—	40,224	—	40,224
Preferred securities	—	3,188	—	3,188
Short-term securities	3,620,380	148,638	—	3,769,018
Total	$3,620,380	$23,257,893	$—	$26,878,273

50	Intermediate Bond Fund of America

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$87,009	$—	$—	$87,009
Unrealized appreciation on centrally cleared interest rate swaps	—	24,838	—	24,838
Liabilities:
Unrealized depreciation on futures contracts	(38,139)	—	—	(38,139)
Unrealized depreciation on centrally cleared interest rate swaps	—	(25,457)	—	(25,457)
Unrealized depreciation on centrally cleared credit default swaps	—	(3,719)	—	(3,719)
Total	$48,870	$(4,338)	$—	$44,532

*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Intermediate Bond Fund of America	51

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

52	Intermediate Bond Fund of America

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

Intermediate Bond Fund of America	53

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $18,659,100,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $4,165,686,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller.

54	Intermediate Bond Fund of America

As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $840,195,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the year ended, August 31, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$87,009	Unrealized depreciation*	$38,139
Swap (centrally cleared)	Interest	Unrealized appreciation*	24,838	Unrealized depreciation*	25,457
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	3,719
			$111,847		$67,315

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(468,777)	Net unrealized appreciation on futures contracts	$73,997
Swap	Interest	Net realized gain on swap contracts	145,478	Net unrealized depreciation on swap contracts	(127,231)
Swap	Credit	Net realized loss on swap contracts	(9,202)	Net unrealized depreciation on swap contracts	(19,267)
			$(332,501)		$(72,501)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended August 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

Intermediate Bond Fund of America	55

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2023, the fund reclassified $6,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2023, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$61,993
Capital loss carryforward*	(2,220,570)
Gross unrealized appreciation on investments	99,676
Gross unrealized depreciation on investments	(926,554)
Net unrealized depreciation on investments	(826,878)
Cost of investments	27,751,677

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended August 31
Share class	2023		2022
Class A	$252,508		$168,771
Class C	687		435
Class T	—	†	—	†
Class F-1	3,676		2,492
Class F-2	72,897		66,161
Class F-3	46,646		28,312
Class 529-A	11,396		8,105
Class 529-C	107		65
Class 529-E	319		227
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	3,224		2,293
Class 529-F-3	—	†	—	†
Class R-1	91		49
Class R-2	1,576		877
Class R-2E	181		94
Class R-3	2,941		1,873
Class R-4	2,915		2,191
Class R-5E	364		214
Class R-5	854		634
Class R-6	347,534		290,138
Total	$747,916		$572,931

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

56	Intermediate Bond Fund of America

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the year ended August 31, 2023, CRMC waived investment advisory services fees of $1,946,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $54,003,000, which were equivalent to an annualized rate of 0.217% of average daily net assets, were reduced to $52,057,000, which were equivalent to an annualized rate of 0.209% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

Intermediate Bond Fund of America	57

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2023, the 529 plan services fees were $320,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

For the year ended August 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$23,460	$10,366		$2,706		Not applicable
Class C	334	38		10		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	321	213		40		Not applicable
Class F-2	Not applicable	2,895		729		Not applicable
Class F-3	Not applicable	6		438		Not applicable
Class 529-A	980	445		124		$247
Class 529-C	53	6		2		3
Class 529-E	62	4		4		8
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	22		31		62
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	43	3		1		Not applicable
Class R-2	560	237		22		Not applicable
Class R-2E	45	15		2		Not applicable
Class R-3	582	169		35		Not applicable
Class R-4	260	102		31		Not applicable
Class R-5E	Not applicable	18		4		Not applicable
Class R-5	Not applicable	14		8		Not applicable
Class R-6	Not applicable	45		3,274		Not applicable
Total class-specific expenses	$26,700	$14,598		$7,461		$320

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $143,000 in the fund’s statement of operations reflects $106,000 in current fees (either paid in cash or deferred) and a net increase of $37,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

58	Intermediate Bond Fund of America

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2023

Class A	$1,235,912	99,150	$250,341		20,111		$(2,033,621)	(163,259)	$(547,368)	(43,998)
Class C	10,778	865	680		55		(16,043)	(1,288)	(4,585)	(368)
Class T	—	—	—		—		—	—	—	—
Class F-1	36,329	2,915	3,558		286		(55,400)	(4,455)	(15,513)	(1,254)
Class F-2	873,072	70,062	70,230		5,643		(1,802,488)	(145,585)	(859,186)	(69,880)
Class F-3	587,744	47,203	46,568		3,743		(507,489)	(40,731)	126,823	10,215
Class 529-A	61,582	4,940	11,364		913		(105,673)	(8,493)	(32,727)	(2,640)
Class 529-C	2,190	176	106		8		(2,860)	(230)	(564)	(46)
Class 529-E	1,986	159	317		26		(3,818)	(307)	(1,515)	(122)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	22,929	1,842	3,206		258		(27,695)	(2,230)	(1,560)	(130)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	911	73	91		7		(712)	(57)	290	23
Class R-2	17,799	1,431	1,563		126		(21,741)	(1,752)	(2,379)	(195)
Class R-2E	2,017	162	180		14		(2,102)	(170)	95	6
Class R-3	23,604	1,894	2,906		233		(33,063)	(2,652)	(6,553)	(525)
Class R-4	18,176	1,457	2,896		233		(35,859)	(2,876)	(14,787)	(1,186)
Class R-5E	4,610	368	362		29		(2,235)	(180)	2,737	217
Class R-5	4,785	382	851		68		(8,821)	(709)	(3,185)	(259)
Class R-6	1,338,697	107,272	345,970		27,791		(2,281,424)	(183,552)	(596,757)	(48,489)
Total net increase (decrease)	$4,243,121	340,351	$741,189		59,544		$(6,941,044)	(558,526)	$(1,956,734)	(158,631)

Refer to the end of the table for footnotes.

Intermediate Bond Fund of America	59

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2022

Class A	$1,797,434	133,862	$167,238		12,708		$(2,167,455)	(162,580)	$(202,783)	(16,010)
Class C	12,738	951	430		33		(22,322)	(1,672)	(9,154)	(688)
Class T	—	—	—		—		—	—	—	—
Class F-1	19,354	1,447	2,399		182		(60,568)	(4,505)	(38,815)	(2,876)
Class F-2	1,514,390	113,374	64,423		4,886		(1,428,011)	(107,593)	150,802	10,667
Class F-3	578,278	43,439	28,261		2,145		(414,597)	(31,159)	191,942	14,425
Class 529-A	67,417	5,014	8,067		613		(124,159)	(9,310)	(48,675)	(3,683)
Class 529-C	2,602	194	64		5		(4,158)	(312)	(1,492)	(113)
Class 529-E	1,814	135	225		17		(5,137)	(384)	(3,098)	(232)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	22,039	1,636	2,284		173		(25,906)	(1,944)	(1,583)	(135)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,219	91	48		4		(1,719)	(130)	(452)	(35)
Class R-2	19,854	1,486	871		67		(31,541)	(2,348)	(10,816)	(795)
Class R-2E	2,135	161	94		7		(2,563)	(191)	(334)	(23)
Class R-3	28,532	2,129	1,850		141		(44,129)	(3,297)	(13,747)	(1,027)
Class R-4	26,454	1,971	2,179		165		(40,241)	(3,025)	(11,608)	(889)
Class R-5E	4,444	331	212		16		(4,074)	(306)	582	41
Class R-5	8,506	636	626		48		(11,839)	(888)	(2,707)	(204)
Class R-6	1,920,128	142,769	289,103		21,893		(4,947,604)	(380,023)	(2,738,373)	(215,361)
Total net increase (decrease)	$6,027,338	449,626	$568,374		43,103		$(9,336,023)	(709,667)	$(2,740,311)	(216,938)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $92,413,691,000 and $91,439,759,000, respectively, during the year ended August 31, 2023.

60	Intermediate Bond Fund of America

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
8/31/2023	$12.75	$.36	$(.47)	$(.11)	$(.35)	$—	$(.35)	$12.29	(.86)%	$8,673		.63%		.62%		2.86%
8/31/2022	13.86	.22	(1.11)	(.89)	(.22)	—	(.22)	12.75	(6.45)	9,557		.62		.62		1.66
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	10,608		.61		.61		.80
8/31/2020	13.62	.19	.73	.92	(.20)	(.12)	(.32)	14.22	6.89	9,521		.63		.63		1.41
8/31/2019	13.14	.26	.47	.73	(.25)	—	(.25)	13.62	5.60	7,945		.63		.63		1.92
Class C:
8/31/2023	12.73	.26	(.46)	(.20)	(.26)	—	(.26)	12.27	(1.59)	32		1.36		1.35		2.10
8/31/2022	13.84	.12	(1.09)	(.97)	(.14)	—	(.14)	12.73	(7.04)	37		1.32		1.32		.91
8/31/2021	14.21	.02	(.07)	(.05)	(.03)	(.29)	(.32)	13.84	(.34)	50		1.30		1.30		.11
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.07	47		1.33		1.33		.72
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.81	49		1.38		1.38		1.16
Class T:
8/31/2023	12.75	.39	(.46)	(.07)	(.39)	—	(.39)	12.29	(.57)[5]	—	[6]	.34	[5]	.33	[5]	3.16	[5]
8/31/2022	13.85	.26	(1.10)	(.84)	(.26)	—	(.26)	12.75	(6.09)[5]	—	[6]	.31	[5]	.31	[5]	1.98	[5]
8/31/2021	14.21	.15	(.06)	.09	(.16)	(.29)	(.45)	13.85	.62 [5]	—	[6]	.32	[5]	.32	[5]	1.09	[5]
8/31/2020	13.62	.24	.71	.95	(.24)	(.12)	(.36)	14.21	7.12 [5]	—	[6]	.34	[5]	.34	[5]	1.71	[5]
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.86 [5]	—	[6]	.37	[5]	.37	[5]	2.17	[5]
Class F-1:
8/31/2023	12.75	.35	(.46)	(.11)	(.35)	—	(.35)	12.29	(.89)	114		.66		.65		2.82
8/31/2022	13.86	.21	(1.10)	(.89)	(.22)	—	(.22)	12.75	(6.45)	134		.62		.62		1.60
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	186		.60		.60		.78
8/31/2020	13.63	.19	.72	.91	(.20)	(.12)	(.32)	14.22	6.81	222		.63		.63		1.38
8/31/2019	13.14	.25	.48	.73	(.24)	—	(.24)	13.63	5.63	151		.68		.68		1.87
Class F-2:
8/31/2023	12.75	.38	(.46)	(.08)	(.38)	—	(.38)	12.29	(.61)	2,278		.37		.36		3.06
8/31/2022	13.86	.26	(1.11)	(.85)	(.26)	—	(.26)	12.75	(6.18)	3,253		.34		.34		1.95
8/31/2021	14.22	.15	(.06)	.09	(.16)	(.29)	(.45)	13.86	.63	3,388		.32		.32		1.10
8/31/2020	13.62	.23	.73	.96	(.24)	(.12)	(.36)	14.22	7.18	2,613		.36		.36		1.66
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.87	1,726		.36		.36		2.20
Class F-3:
8/31/2023	12.74	.41	(.46)	(.05)	(.40)	—	(.40)	12.29	(.41)	1,470		.26		.25		3.26
8/31/2022	13.85	.28	(1.12)	(.84)	(.27)	—	(.27)	12.74	(6.08)	1,395		.23		.23		2.10
8/31/2021	14.21	.17	(.07)	.10	(.17)	(.29)	(.46)	13.85	.74	1,316		.21		.21		1.21
8/31/2020	13.62	.24	.73	.97	(.26)	(.12)	(.38)	14.21	7.23	929		.24		.24		1.76
8/31/2019	13.13	.30	.49	.79	(.30)	—	(.30)	13.62	5.97	532		.27		.27		2.28
Class 529-A:
8/31/2023	12.75	.35	(.46)	(.11)	(.35)	—	(.35)	12.29	(.89)	391		.66		.65		2.83
8/31/2022	13.86	.22	(1.11)	(.89)	(.22)	—	(.22)	12.75	(6.44)	439		.61		.61		1.65
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	529		.60		.60		.81
8/31/2020	13.62	.19	.73	.92	(.20)	(.12)	(.32)	14.22	6.88	524		.64		.64		1.40
8/31/2019	13.14	.25	.47	.72	(.24)	—	(.24)	13.62	5.54	450		.68		.68		1.87

Refer to the end of the table for footnotes.

Intermediate Bond Fund of America	61

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
8/31/2023	$12.72	$.26	$(.47)	$(.21)	$(.25)	$—	$(.25)	$12.26	(1.65)%	$5		1.42%		1.41%		2.06%
8/31/2022	13.83	.12	(1.10)	(.98)	(.13)	—	(.13)	12.72	(7.08)	6		1.37		1.37		.87
8/31/2021	14.21	.01	(.07)	(.06)	(.03)	(.29)	(.32)	13.83	(.42)	8		1.33		1.33		.07
8/31/2020	13.62	.10	.71	.81	(.10)	(.12)	(.22)	14.21	6.04	8		1.37		1.37		.74
8/31/2019	13.13	.15	.49	.64	(.15)	—	(.15)	13.62	4.80	22		1.39		1.39		1.16
Class 529-E:
8/31/2023	12.75	.33	(.47)	(.14)	(.32)	—	(.32)	12.29	(1.08)	12		.84		.84		2.63
8/31/2022	13.86	.19	(1.10)	(.91)	(.20)	—	(.20)	12.75	(6.62)	14		.81		.81		1.44
8/31/2021	14.22	.09	(.07)	.02	(.09)	(.29)	(.38)	13.86	.15	18		.79		.79		.61
8/31/2020	13.62	.17	.73	.90	(.18)	(.12)	(.30)	14.22	6.69	19		.82		.82		1.22
8/31/2019	13.14	.22	.48	.70	(.22)	—	(.22)	13.62	5.35	17		.86		.86		1.69
Class 529-T:
8/31/2023	12.75	.39	(.47)	(.08)	(.38)	—	(.38)	12.29	(.64)[5]	—	[6]	.41	[5]	.40	[5]	3.10	[5]
8/31/2022	13.85	.25	(1.10)	(.85)	(.25)	—	(.25)	12.75	(6.16)[5]	—	[6]	.39	[5]	.39	[5]	1.91	[5]
8/31/2021	14.21	.15	(.07)	.08	(.15)	(.29)	(.44)	13.85	.51 [5]	—	[6]	.37	[5]	.37	[5]	1.04	[5]
8/31/2020	13.62	.23	.71	.94	(.23)	(.12)	(.35)	14.21	7.13 [5]	—	[6]	.40	[5]	.40	[5]	1.65	[5]
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79 [5]	—	[6]	.44	[5]	.44	[5]	2.10	[5]
Class 529-F-1:
8/31/2023	12.75	.38	(.47)	(.09)	(.37)	—	(.37)	12.29	(.71)[5]	—	[6]	.49	[5]	.48	[5]	3.02	[5]
8/31/2022	13.86	.25	(1.11)	(.86)	(.25)	—	(.25)	12.75	(6.26)[5]	—	[6]	.43	[5]	.43	[5]	1.86	[5]
8/31/2021	14.22	.14	(.06)	.08	(.15)	(.29)	(.44)	13.86	.54 [5]	—	[6]	.36	[5]	.36	[5]	.98	[5]
8/31/2020	13.62	.23	.72	.95	(.23)	(.12)	(.35)	14.22	7.14	121		.40		.40		1.65
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79	106		.44		.44		2.11
Class 529-F-2:
8/31/2023	12.75	.39	(.46)	(.07)	(.39)	—	(.39)	12.29	(.57)	103		.34		.33		3.17
8/31/2022	13.86	.26	(1.11)	(.85)	(.26)	—	(.26)	12.75	(6.17)	109		.32		.32		1.96
8/31/2021[7,8]	14.19	.13	(.04)	.09	(.13)	(.29)	(.42)	13.86	.64 [9]	120		.33	[10]	.33	[10]	1.09	[10]
Class 529-F-3:
8/31/2023	12.75	.40	(.47)	(.07)	(.39)	—	(.39)	12.29	(.55)	—	[6]	.33		.32		3.18
8/31/2022	13.86	.27	(1.11)	(.84)	(.27)	—	(.27)	12.75	(6.12)	—	[6]	.28		.28		2.01
8/31/2021[7,8]	14.19	.13	(.04)	.09	(.13)	(.29)	(.42)	13.86	.67 [9]	—	[6]	.36	[10]	.29	[10]	1.14	[10]
Class R-1:
8/31/2023	12.72	.27	(.46)	(.19)	(.26)	—	(.26)	12.27	(1.48)	4		1.33		1.32		2.19
8/31/2022	13.84	.13	(1.11)	(.98)	(.14)	—	(.14)	12.72	(7.10)	4		1.30		1.30		.96
8/31/2021	14.21	.01	(.06)	(.05)	(.03)	(.29)	(.32)	13.84	(.35)	5		1.31		1.31		.08
8/31/2020	13.62	.09	.72	.81	(.10)	(.12)	(.22)	14.21	6.04	6		1.37		1.37		.67
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.80	5		1.39		1.39		1.14

Refer to the end of the table for footnotes.

62	Intermediate Bond Fund of America

 Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income to average net assets[3]
Class R-2:
8/31/2023	$12.72	$.27	$(.46)	$(.19)	$(.26)	$—	$(.26)	$12.27	(1.47)%	$73	1.32%	1.31%	2.17%
8/31/2022	13.84	.13	(1.11)	(.98)	(.14)	—	(.14)	12.72	(7.10)	78	1.30	1.30	.97
8/31/2021	14.21	.02	(.07)	(.05)	(.03)	(.29)	(.32)	13.84	(.33)	96	1.29	1.29	.12
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.08	103	1.32	1.32	.73
8/31/2019	13.13	.16	.48	.64	(.15)	—	(.15)	13.62	4.83	96	1.36	1.36	1.19
Class R-2E:
8/31/2023	12.73	.31	(.47)	(.16)	(.30)	—	(.30)	12.27	(1.20)	7	1.05	1.04	2.48
8/31/2022	13.84	.17	(1.11)	(.94)	(.17)	—	(.17)	12.73	(6.82)	7	1.03	1.03	1.27
8/31/2021	14.20	.05	(.06)	(.01)	(.06)	(.29)	(.35)	13.84	(.07)	8	1.02	1.02	.38
8/31/2020	13.61	.14	.71	.85	(.14)	(.12)	(.26)	14.20	6.37	8	1.06	1.06	1.00
8/31/2019	13.12	.20	.48	.68	(.19)	—	(.19)	13.61	5.11	6	1.09	1.09	1.47
Class R-3:
8/31/2023	12.75	.32	(.46)	(.14)	(.32)	—	(.32)	12.29	(1.13)	112	.90	.89	2.59
8/31/2022	13.86	.19	(1.11)	(.92)	(.19)	—	(.19)	12.75	(6.68)	123	.87	.87	1.39
8/31/2021	14.22	.08	(.07)	.01	(.08)	(.29)	(.37)	13.86	.09	148	.86	.86	.55
8/31/2020	13.62	.16	.73	.89	(.17)	(.12)	(.29)	14.22	6.62	154	.89	.89	1.16
8/31/2019	13.14	.22	.47	.69	(.21)	—	(.21)	13.62	5.29	137	.92	.92	1.63
Class R-4:
8/31/2023	12.75	.36	(.47)	(.11)	(.35)	—	(.35)	12.29	(.83)	98	.60	.59	2.86
8/31/2022	13.86	.23	(1.11)	(.88)	(.23)	—	(.23)	12.75	(6.40)	117	.57	.57	1.69
8/31/2021	14.22	.12	(.07)	.05	(.12)	(.29)	(.41)	13.86	.39	139	.56	.56	.85
8/31/2020	13.63	.20	.72	.92	(.21)	(.12)	(.33)	14.22	6.86	146	.58	.58	1.47
8/31/2019	13.14	.26	.48	.74	(.25)	—	(.25)	13.63	5.69	133	.62	.62	1.93
Class R-5E:
8/31/2023	12.75	.39	(.47)	(.08)	(.38)	—	(.38)	12.29	(.64)	13	.41	.40	3.16
8/31/2022	13.86	.26	(1.12)	(.86)	(.25)	—	(.25)	12.75	(6.22)	11	.38	.38	1.92
8/31/2021	14.22	.15	(.07)	.08	(.15)	(.29)	(.44)	13.86	.58	11	.36	.36	1.06
8/31/2020	13.62	.22	.74	.96	(.24)	(.12)	(.36)	14.22	7.15	8	.38	.38	1.62
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.82	4	.42	.42	2.14
Class R-5:
8/31/2023	12.75	.40	(.47)	(.07)	(.39)	—	(.39)	12.29	(.54)	24	.31	.30	3.18
8/31/2022	13.86	.27	(1.11)	(.84)	(.27)	—	(.27)	12.75	(6.12)	29	.27	.27	1.99
8/31/2021	14.22	.16	(.06)	.10	(.17)	(.29)	(.46)	13.86	.68	34	.26	.26	1.14
8/31/2020	13.63	.24	.72	.96	(.25)	(.12)	(.37)	14.22	7.18	39	.28	.28	1.76
8/31/2019	13.14	.30	.48	.78	(.29)	—	(.29)	13.63	6.00	34	.32	.32	2.23
Class R-6:
8/31/2023	12.75	.40	(.46)	(.06)	(.40)	—	(.40)	12.29	(.49)	10,092	.25	.25	3.24
8/31/2022	13.85	.27	(1.10)	(.83)	(.27)	—	(.27)	12.75	(6.01)	11,086	.22	.22	2.02
8/31/2021	14.22	.17	(.08)	.09	(.17)	(.29)	(.46)	13.85	.67	15,032	.21	.21	1.21
8/31/2020	13.62	.25	.73	.98	(.26)	(.12)	(.38)	14.22	7.32	12,484	.23	.23	1.80
8/31/2019	13.14	.30	.48	.78	(.30)	—	(.30)	13.62	5.98	9,250	.27	.27	2.29

	Year ended August 31,
Portfolio turnover rate for all share classes[11,12]	2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	125%	73%	85%	98%	90%
Including mortgage dollar roll transactions	454%	263%	434%	452%	168%

Refer to the end of the table for footnotes.

Intermediate Bond Fund of America	63

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees and reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

64	Intermediate Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Intermediate Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Intermediate Bond Fund of America (the “Fund”), including the investment portfolio, as of August 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
October 11, 2023

We have served as the auditor of one or more American Funds investment companies since 1956.

Intermediate Bond Fund of America	65

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2023, through August 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

66	Intermediate Bond Fund of America

Expense example (continued)

	Beginning account value 3/1/2023	Ending account value 8/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,009.48	$3.24	.64%
Class A – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class C – actual return	1,000.00	1,006.63	6.88	1.36
Class C – assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class T – actual return	1,000.00	1,011.79	1.72	.34
Class T – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class F-1 – actual return	1,000.00	1,009.33	3.39	.67
Class F-1 – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 – actual return	1,000.00	1,010.89	1.82	.36
Class F-2 – assumed 5% return	1,000.00	1,023.39	1.84	.36
Class F-3 – actual return	1,000.00	1,012.24	1.27	.25
Class F-3 – assumed 5% return	1,000.00	1,023.95	1.28	.25
Class 529-A – actual return	1,000.00	1,009.39	3.34	.66
Class 529-A – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 529-C – actual return	1,000.00	1,005.49	7.18	1.42
Class 529-C – assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class 529-E – actual return	1,000.00	1,008.44	4.30	.85
Class 529-E – assumed 5% return	1,000.00	1,020.92	4.33	.85
Class 529-T – actual return	1,000.00	1,011.50	2.08	.41
Class 529-T – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 529-F-1 – actual return	1,000.00	1,011.06	2.48	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,022.74	2.50	.49
Class 529-F-2 – actual return	1,000.00	1,011.00	1.72	.34
Class 529-F-2 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 529-F-3 – actual return	1,000.00	1,011.11	1.62	.32
Class 529-F-3 – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class R-1 – actual return	1,000.00	1,006.84	6.68	1.32
Class R-1 – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class R-2 – actual return	1,000.00	1,006.89	6.63	1.31
Class R-2 – assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class R-2E – actual return	1,000.00	1,008.26	5.26	1.04
Class R-2E – assumed 5% return	1,000.00	1,019.96	5.30	1.04
Class R-3 – actual return	1,000.00	1,008.17	4.56	.90
Class R-3 – assumed 5% return	1,000.00	1,020.67	4.58	.90
Class R-4 – actual return	1,000.00	1,009.70	3.04	.60
Class R-4 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class R-5E – actual return	1,000.00	1,010.68	2.03	.40
Class R-5E – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-5 – actual return	1,000.00	1,011.20	1.57	.31
Class R-5 – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class R-6 – actual return	1,000.00	1,011.43	1.27	.25
Class R-6 – assumed 5% return	1,000.00	1,023.95	1.28	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Intermediate Bond Fund of America	67

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2023:

Qualified dividend income	$234,000
Section 163(j) interest dividends	$822,462,000
Corporate dividends received deduction	$234,000
U.S. government income that may be exempt from state taxation	$230,258,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2024, to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their tax advisors.

68	Intermediate Bond Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Intermediate Bond Fund of America	69

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

70	Intermediate Bond Fund of America

Board of trustees and other officers

Independent trustees1

Name, year of birth and position with fund	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	88	None
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	93	None
Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	102	Hertz Global Holdings, Inc.
Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	102	Edwards Lifesciences; Public Storage
Mary Davis Holt, 1950	2015–2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	89	None
Merit E. Janow, 1958	2010	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	99	Aptiv (autonomous and and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President Margaret Spellings & Company (public policy and strategic consulting); former President The University of North Carolina	93	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	88	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	88	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Public Storage, Inc.

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	88	None
Karl J. Zeile, 1966 Trustee	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	23	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 72 for footnotes.

Intermediate Bond Fund of America	71

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
John R. Queen, 1965 President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
		Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6] Senior Vice President, Capital Group Private Client Services, Inc.[6]
Kristine M. Nishiyama, 1970 Principal Executive Officer	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
David J. Betanzos, 1974 Senior Vice President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Karen Choi, 1973 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Vincent J. Gonzales, 1984 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Fergus N. MacDonald, 1969 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Courtney R. Taylor, 1975 Secretary	2006–2014, 2023	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Becky L. Park, 1979 Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

72	Intermediate Bond Fund of America

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Intermediate Bond Fund of America	73

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74	Intermediate Bond Fund of America

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Intermediate Bond Fund of America	75

Office of the fund

333 South Hope Street Los
Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

76	Intermediate Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Paul S. Williams, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

IBFA

Registrant:

a) Audit Fees:
Audit	2022	18,000
	2023	149,000

b) Audit-Related Fees:
	2022	5,000
	2023	6,000

c) Tax Fees:
	2022	9,000
	2023	9,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2022	None
	2023	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2022	2,168,000
	2023	1,937,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2022	394,000
	2023	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2022	None
	2023	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $2,576,000 for fiscal year 2022 and $1,952,000 for fiscal year 2023. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: October 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: October 31, 2023

By ___/s/ Becky L. Park__________________
Becky L. Park, Treasurer and Principal Financial Officer

Date: October 31, 2023